UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip code)

Maura A. Murphy

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 237-6030

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.	SCHEDULE OF INVESTMENTS.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 100.1%

AEROSPACE & DEFENSE – 3.9%
Honeywell International, Inc.	2,401	$110,590
Raytheon Co.	2,358	123,701
The Boeing Co.	1,445	128,475
United Technologies Corp.	1,767	114,855

		477,621

AIR FREIGHT & LOGISTICS – 0.8%
FedEx Corp.	899	96,580

BEVERAGES – 2.8%
Anheuser-Busch Cos., Inc.	2,462	124,233
Coca-Cola Co	2,285	109,680
PepsiCo, Inc.	1,733	110,149

		344,062

BIOTECHNOLOGY – 1.8%
Amgen, Inc.*	2,202	123,048
Biogen Idec, Inc.*	2,205	97,858

		220,906

CAPITAL MARKETS – 2.5%
Merrill Lynch & Co., Inc.	1,625	132,714
The Goldman Sachs Group, Inc.	878	181,421

		314,135

CHEMICALS – 1.0%
E.I. du Pont de Nemours & Co.	2,528	124,959

COMMERCIAL BANKS – 3.2%
Wachovia Corp.	2,834	156,012
Wells Fargo & Co.	6,916	238,118

		394,130

COMMUNICATIONS EQUIPMENT – 13.5%
Ciena Corp.*	14,418	402,983
Cisco Systems, Inc.*	5,948	151,852
Corning, Inc.*	6,635	150,880
Finisar Corp.*	103,223	361,281
MRV Communications, Inc.*	132,997	472,139
QUALCOMM, Inc.	3,200	136,512

		1,675,647

COMPUTERS & PERIPHERALS – 5.2%
Apple Computer, Inc.*	645	59,927
Concurrent Computer Corp*	78,275	122,892
Hewlett-Packard Co.	2,953	118,533
International Business Machines Corp.	1,502	141,579
Rackable Systems, Inc.*	12,000	203,640

		646,571

CONSUMER FINANCE – 1.3%
American Express Co.	2,787	157,187

DIVERSIFIED FINANCIAL SERVICES – 6.3%
Bank of America Corp.	4,806	245,202
Citigroup, Inc.	5,151	264,452
JPMorgan Chase & Co.	5,486	265,413

		775,067

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.1%
Verizon Communications, Inc.	10,246	388,528

ELECTRIC UTILITIES – 2.0%
Duke Energy Corp.	6,640	134,725
Exelon Corp.	1,714	117,769

		252,494

ELECTRICAL EQUIPMENT – 0.8%
Emerson Electric Co.	2,417	104,148

FOOD & STAPLES RETAILING – 1.4%
CVS Corp.	2,069	70,636
Wal-Mart Stores, Inc.	2,180	102,351

		172,987

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
Baxter International, Inc.	2,685	141,419

HEALTH CARE PROVIDERS & SERVICES – 4.2%
Omnicare, Inc.	7,694	305,990
Tenet Healthcare Corp.*	16,206	104,205
WellPoint, Inc.*	1,387	112,486

		522,681

HEALTH CARE TECHNOLOGY – 1.3%
Merge Technologies, Inc.*	32,729	159,390

HOTELS RESTAURANTS & LEISURE – 1.7%
Cosi, Inc.*	37,956	211,794

HOUSEHOLD PRODUCTS – 2.4%
Kimberly-Clark Corp.	1,750	119,858
The Procter & Gamble Co.	2,878	181,774

		301,632

INDUSTRIAL CONGLOMERATES – 6.1%
General Electric Co.	14,278	504,870
Tyco International, Ltd.	4,002	126,263
Walter Industries, Inc.	4,761	117,835

		748,968

INSURANCE – 3.9%
Metlife, Inc.	1,960	123,774
Prudential Financial, Inc.	2,734	246,771
The Allstate Corp.	1,874	112,552

		483,097

INTERNET SOFTWARE & SERVICES – 0.9%
Google, Inc.*	249	114,082

LEISURE EQUIPMENT & PRODUCTS – 2.3%
Eastman Kodak Co.	3,558	80,269
Nautilus, Inc.	12,919	199,340

		279,609

MEDIA – 4.3%
Comcast Corp. Class A*	5,281	137,042
The Walt Disney Co.	3,749	129,078
Time Warner, Inc.	6,748	133,070
Viacom, Inc.*	3,162	129,990

		529,180

MULTI-UTILITIES – 0.9%
Dominion Resources, Inc.	1,256	111,495

MULTILINE RETAIL – 1.0%
Federated Department Stores, Inc.	2,828	127,401

1

ALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 7.4%
ChevronTexaco Corp.	2,945	$217,812
ConocoPhillips	1,377	94,118
Exxon Mobil Corp.	4,703	354,841
Massey Energy Co.	10,463	251,008

		917,779

PAPER & FOREST PRODUCTS – 0.9%
International Paper Co.	2,972	108,181

PHARMACEUTICALS – 6.3%
Abbott Laboratories	2,289	127,726
Eli Lilly & Co.	1,927	103,499
Johnson & Johnson	2,840	171,138
Merck & Co., Inc.	2,936	129,683
Schering-Plough Corp.	5,503	140,382
Wyeth	2,251	112,618

		785,046

REITS – 0.8%
CapitalSource, Inc.	4,082	102,581

SOFTWARE – 1.9%
Microsoft Corp.	8,382	233,606

SPECIALTY RETAIL – 1.0%
Lowe’s Cos., Inc.	3,202	100,831
The Home Depot, Inc.	554	20,354

		121,185

THRIFT & MORTGAGE FINANCE – 0.8%
Freddie Mac	1,739	103,453

TOBACCO – 1.3%
Altria Group, Inc.	1,776	155,950

Total Common Stocks (cost $11,241,810)		12,403,551

SHORT TERM INVESTMENTS – 2.6%
MUTUAL FUNDS – 2.6%
Federated Prime Obligation Fund	327,285	327,285
SSGA Money Market Fund	1	1

		327,286

Total Short Term Investments
(amortized cost $327,286)		327,286

TOTAL INVESTMENTS – 102.7%
(cost $11,569,096)		12,730,837
Liabilities in excess of other assets – (2.7)%		(340,645)

NET ASSETS – 100.0%		$12,390,192

*	Non-income producing security

2

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 1.3%
Airplanes Pass Through Trust Series D(1) 10.88%, 3/15/12	$494	$0
Peco Energy Transition Trust 6.13%, 3/1/09	750	755,255

Total Asset Backed Securities (cost $1,094,905)		755,255

CORPORATE DEBT OBLIGATIONS – 40.9%

AUTOMOTIVE – 0.8%
Ford Motor Credit Co. 8.00%, 12/15/16	500	481,121

BANKS – 2.6%
HBOS PLC(2) 5.92%, 9/29/49	500	489,926
Icici Bank, Ltd.(2) 6.38%, 4/30/22	300	297,241
Washington Mutual Preferred Funding Trust(2) 6.53%, 3/29/49	750	737,835

		1,525,002

BROKERAGE – 3.2%
Goldman Sachs Group, Inc. 5.63%, 1/15/17	400	396,199
Jefferies Group, Inc. 6.25%, 1/15/36	500	482,500
Lehman Brothers Holdings, Inc. 5.75%, 5/17/13	500	510,811
Morgan Stanley 4.75%, 4/1/14	500	474,894

		1,864,404

BUILDING MATERIALS – 2.0%
C10 Capital Spv., Ltd(2) 6.72%, 12/1/49	650	639,996
Owens Corning, Inc.(2) 6.50%, 12/1/16	500	510,699

		1,150,695

CABLE – 1.9%
Rogers Cable, Inc. 6.25%, 6/15/13	500	507,500
Time Warner Entertainment Co. 10.15%, 5/1/12	500	598,307

		1,105,807

CONSUMER SERVICES – 0.5%
Realogy Corp.(2) 6.50%, 10/15/16	300	306,750

DISTRIBUTORS – 0.7%
Southern Union Co. 7.20%, 11/1/66	380	383,064

ELECTRIC UTILITIES – 3.5%
Allegheny Energy Supply Co. LLC(2) 8.25%, 4/15/12	750	821,250
PSEG Energy Holdings, Inc. 8.50%, 6/15/11	200	216,000
TXU Energy Co.(2) 5.85%, 9/16/08	1,000	999,919

		2,037,169

FINANCIAL SERVICES – 4.4%
Allied Capital Corp. 6.00%, 4/1/12	500	495,751
Capital One Capital III 7.69%, 8/15/36	700	751,045
General Motors Acceptance Corp. 7.00%, 2/1/12	300	301,414
iStar Financial, Inc.(2) 5.95%, 10/15/13	500	506,104
Noble Group, Ltd.(2) 6.63%, 3/17/15	500	471,272

		2,525,586

GAMING – 0.4%
Caesars Entertainment, Inc. 7.00%, 4/15/13	200	212,500
GAS & PIPELINE UTILITIES – 2.0%
Dynegy Holdings, Inc. 6.88%, 4/1/11	115	115,288
El Paso Energy Corp.(2) 5.90%, 4/1/17	500	499,996
Enterprise Products Operating LP 8.38%, 8/1/66	500	547,144

		1,162,428

HEALTH CARE – 1.0%
Hospira, Inc. 6.05%, 3/30/17	600	599,529

HEALTH SERVICES – 0.9%
Humana, Inc. 6.45%, 6/1/16	500	517,763

HOME CONSTRUCTION – 1.1%
KB Home & Broad Home Corp. 6.38%, 8/15/11	650	630,171

INSURANCE – 3.2%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66	600	605,099
Liberty Mutual Group, Inc.(2) 7.80%, 3/15/37	750	731,227
Travelers Cos., Inc. 6.25%, 3/15/67	500	493,799

		1,830,125

1

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
METALS – 1.2%
Vale Overseas, Ltd. 6.88%, 11/21/36	$650	$671,247

OIL – 1.4%
Amerada Hess Corp. 7.88%, 10/1/29	250	288,377
Pemex Finance, Ltd. 9.03%, 2/15/11	480	514,397

		802,774

PAPER – 1.1%
Abitibi-Consolidated, Inc. 5.25%, 6/20/08	650	633,750

REITS – 4.2%
Commercial Net Lease Realty
6.25%, 6/15/14	550	565,069
7.13%, 3/15/08	600	606,558
Reckson Operating Partnership 5.15%, 1/15/11	700	689,389
Simon Property Group LP 5.75%, 5/1/12	550	562,333

		2,423,349

RETAIL – 1.8%
Controladora Commercial Mexicana S.A. de C.V. 6.63%, 6/1/15	600	617,617
Home Depot, Inc. 5.88%, 12/16/36	450	429,042

		1,046,659

SUPERMARKETS – 1.0%
Delhaize America, Inc. 8.13%, 4/15/11	500	546,915

TELECOMMUNICATIONS – 2.0%
Intelsat 6.50%, 11/1/13	260	229,450
Sprint Capital Corp. 6.90%, 5/1/19	400	414,234
Telecom Italia Capital 5.25%, 11/15/13	500	484,771

		1,128,455

Total Corporate Debt Obligations (cost $23,361,972)		23,585,263

COMMERCIAL MORTGAGE BACKED SECURITIES – 8.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-C1 Class A3 5.23%, 7/15/44	750	752,758
Commercial Mortgage Asset Trust Series 1999-C1 Class F(2) 6.25%, 1/17/32	400	418,051
CS First Boston Mortgage Securities Corp. Series 2000-C1 Class A2 7.55%, 4/15/62	400	421,364
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2
4.08%, 5/10/36	800	755,364
4.22%, 4/10/40	220	215,982
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 4.80%, 8/10/42	200	193,717
GS Mortgage Securities Corp. Series 2005-GG4 Class AJ 4.78%, 7/10/39	700	672,441
JP Morgan Chase Commercial Mortgage Series 2005 LDP5 Mortgage Certificate Class A3 5.21%, 12/15/44	550	551,181
JP Morgan Chase Commercial Mortgage Securities Corp. 5.88%, 4/15/45	500	519,092
Wachovia Bank Comercial Mortgage Trust Series 2003-C9 Class A2 3.96%, 12/15/35	235	230,485

Total Commercial Mortgage Backed Securities (cost $4,693,683)		4,730,435

U.S. GOVERNMENT AGENCY OBLIGATIONS – 48.2%
Federal Home Loan Mortgage
4.76%, 8/1/32	266	269,161
5.00%, 9/1/19	364	359,306
5.00%, 11/1/19	722	712,866
5.50%, 10/1/17	201	202,052
5.50%, 11/1/17	391	393,073
5.50%, 9/15/28	600	605,428
5.50%, 6/1/33	370	366,955
5.75%, 4/15/08	1,250	1,258,983
6.00%, 1/1/17	127	128,838
6.00%, 2/1/29	20	20,547
6.50%, 10/1/16	47	48,098
6.50%, 11/1/16	7	6,669
6.50%, 9/1/34	392	401,583
6.50%, 4/1/35	317	323,602
7.00%, 11/1/29	31	32,533
7.00%, 1/1/31	16	16,347
7.00%, 4/1/31	5	5,131
7.00%, 8/1/31	160	166,214
7.50%, 3/1/30	9	8,966
7.50%, 12/1/30	17	17,884
Federal National Mortgage Assn.
4.50%, 6/1/19	1,331	1,290,200
5.00%, 6/1/18	459	453,998
5.00%, 7/1/20	1,141	1,125,558
5.00%, 10/1/20	422	415,973
5.00%, 12/1/20	266	262,738
5.00%, 9/1/35	1,113	1,076,144
5.00%, 10/1/35	483	467,121
5.00%, 1/1/36	716	692,148
5.00%, 7/1/36	640	619,435
5.05%, 4/28/15	1,000	983,633
5.50%, 12/1/32	1,339	1,328,504
5.50%, 6/1/35	1,330	1,317,402
5.50%, 8/1/35	861	852,950

2

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
5.50%, 1/1/37	$498	$492,845
6.00%, 12/1/13	3	3,174
6.00%, 11/1/16	22	22,795
6.00%, 1/25/32	3,406	3,455,180
6.00%, 8/1/34	468	472,801
6.00%, 12/1/36	997	1,004,014
8.00%, 8/1/30	5	4,931
Government National Mortgage Assn.
6.00%, 8/15/16	60	60,778
6.00%, TBA	450	455,484
6.50%, 9/15/31	94	96,206
6.50%, 3/15/32	118	120,807
6.50%, 9/15/32	136	140,041
6.50%, 10/15/32	126	129,009
7.00%, 12/15/14	32	32,562
7.00%, 2/15/28	23	23,956
7.50%, 3/15/30	3	3,593
7.50%, 9/15/30	48	50,265
Tennessee Valley Authority Series A 5.63%, 1/18/11	200	205,262
U.S. Treasury Notes (3)
1.88%, 7/15/13	1,101	1,087,079
2.00%, 1/15/14	712	704,690
3.50%, 11/15/09	1,800	1,753,241
4.38%, 8/15/12	600	596,227
4.63%, 2/15/17	600	598,781

Total U.S. Government Agency Obligations (cost $27,886,544)		27,743,761

SHORT TERM INVESTMENTS – 4.6%
COMMERCIAL PAPER – 1.8%
National Rural Utilities Cooperative Finance Corp. 5.24%, 4/11/07	485	484,294
Societe Generale North America 5.22%, 4/10/07	565	564,263

		1,048,557

MUTUAL FUNDS – 2.8%	Shares
Federated Prime Obligation Fund	1,587,743	1,587,743
SSGA Money Market Fund	7	7

		1,587,750

Total Short Term Investments (cost $2,636,307)		2,636,307

TOTAL INVESTMENTS – 103.2%
(cost $59,673,421)		59,451,021
Liabilities in excess of other assets – (3.2)%		(1,866,148)

NET ASSETS – 100.0%		$57,584,873

(1)	Security is in default.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007 these securities amounted to $7,430,266, representing 12.90% of net assets.
(3)	Security or a portion of the security has been designated as collateral for TBA securities.

TBA = to be announced

3

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
COMMERCIAL PAPER – 91.6%
American Express Credit Corp. 5.22%, 4/24/07	$4,700	$4,700,000
American General Finance Corp.(1) 5.25%, 4/13/07	4,477	4,469,165
Bankamerica Corp.
5.22%, 6/5/07	1,300	1,287,748
5.24%, 4/20/07	1,050	1,047,096
5.24%, 4/24/07	2,000	1,993,304
5.24%, 5/1/07	350	348,472
Barclays U.S. Funding
5.23%, 4/10/07	1,360	1,358,222
5.24%, 4/10/07	3,475	3,470,452
Canada (Govt of) 5.00%, 4/9/07	5,100	5,094,333
CIT Group, Inc. 5.20%, 6/1/07	4,700	4,658,588
Citigroup Funding, Inc.
5.23%, 5/11/07	4,000	3,976,756
5.24%, 4/11/07	900	898,690
Coca-Cola Co.(1) 5.18%, 4/30/07	4,700	4,680,388
Dupont ( E. I.) De Nemours & Co.(1) 5.22%, 4/30/07	3,385	3,370,766
Export Development Corp.
5.17%, 4/27/07	1,500	1,494,399
5.17%, 5/2/07	2,000	1,991,096
FCAR Owner Trust 5.25%, 4/25/07	3,375	3,363,188
General Electric Capital Corp.
5.21%, 6/4/07	2,150	2,130,086
5.23%, 5/1/07	2,706	2,694,206
The Goldman Sachs Group, Inc. 5.16%, 7/9/07	4,900	4,830,469
Harley Davidson(1) 5.22%, 4/18/07	4,000	3,990,140
HSBC Finance Corp.
5.20%, 6/8/07	1,763	1,745,683
5.22%, 4/27/07	2,950	2,938,879
International Business Machines Corp. (IBM) (1)
5.16%, 6/1/07	3,800	3,766,775
5.16%, 6/13/07	1,200	1,187,444
KFW International Finance, Inc. (1)
5.14%, 4/26/07	3,600	3,587,150
5.24%, 4/12/07	500	499,200
Merrill Lynch & Co., Inc. 5.20%, 5/25/07	4,700	4,663,340
National Rural Utilities Cooperative Finance Corp.
5.24%, 4/11/07	3,390	3,385,066
5.24%, 5/2/07	1,575	1,567,893
Rabobank USA Financial Corp.
5.20%, 4/16/07	1,700	1,696,317
5.20%, 6/4/07	1,250	1,238,444
5.21%, 5/1/07	1,615	1,607,988
Societe Generale North America 5.21%, 6/12/07	4,920	4,868,783
Thunder Bay Funding, Inc.(1) 5.24%, 5/1/07	4,800	4,779,040
Toyota Credit de Puerto Rico
5.23%, 4/18/07	3,250	3,241,973
5.24%, 4/20/07	1,530	1,525,769
UBS Finance, Inc.
5.24%, 4/2/07	1,000	999,854
5.24%, 5/8/07	3,700	3,680,074
United Parcel Service, Inc. 5.03%, 6/1/07	3,110	3,083,493
Wal Mart Stores, Inc.(1) 5.20%, 6/12/07	4,350	4,304,760

Total Commercial Paper (amortized cost $116,215,489)		116,215,489

U.S. GOVERNMENT AGENCY OBLIGATION – 3.7%
Fannie Mae Discount Notes 5.15%, 6/6/07 (cost $4,754,680)	4,800	4,754,680

	Shares

MUTUAL FUNDS – 2.2%
Federated Prime Obligation Fund	2,748,594	2,748,594
SSGA Money Market Fund	1,452	1,452

Total Mutual Funds (amortized cost $2,750,046)		2,750,046

TOTAL INVESTMENTS – 97.5%
(cost $123,720,215)		123,720,215
Other assets less liabilities – 2.5%		3,108,252

NET ASSETS – 100.0%		$126,828,467

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007 these securities amounted to $34,634,828, representing 27.31% of net assets.

1

REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 98.2%
APARTMENTS – 14.8%
Archstone-Smith Trust	162,937	$8,844,220
AvalonBay Communities, Inc.	52,772	6,860,360
BRE Properties, Inc.	140,239	8,856,093
Equity Residential Properties Trust	122,629	5,914,397
GMH Communities Trust	551,260	5,507,087

		35,982,157

BANKS – 4.0%
New York Community Bancorp, Inc.	547,383	9,628,467

DIVERSIFIED – 9.7%iStar Financial, Inc.	166,921	7,816,911
Lexington Corporate Properties Trust	372,780	7,876,841
Vornado Realty Trust	65,707	7,841,473

		23,535,225

FINANCIAL SERVICES – 2.7%
CapitalSource, Inc.	264,199	6,639,321

HEALTH CARE EQUIPMENT & SERVICES – 9.7%
Medical Properties Trust, Inc.	461,959	6,786,178
Nationwide Health Properties, Inc.	155,263	4,853,521
Ventas, Inc.	280,627	11,822,816

		23,462,515

HOTELS & RESTAURANTS – 7.0%
Hilton Hotels Corp.	153,489	5,519,464
Host Marriott Corp.	273,581	7,197,916
Innkeepers USA Trust	265,484	4,322,080

		17,039,460

MORTGAGE – 3.2%
Douglas Emmett, Inc.	59,613	1,521,920
Health Care Property Investors, Inc.	176,233	6,349,675

		7,871,595

OFFICE – 11.3%
Alexandria Real Estate Equities, Inc.	83,594	8,390,330
Highwoods Properties, Inc.	206,757	8,164,834
SL Green Reality Corp.	80,181	10,999,229

		27,554,393

REGIONAL MALLS – 17.6%
General Growth Properties, Inc.	130,466	8,424,189
Macerich Co.	115,049	10,625,926
Pennsylvania Real Estate Investment	255,908	11,344,402
Simon Property Group, Inc.	109,828	12,218,365

		42,612,882

SHOPPING CENTERS – 9.7%
Developers Diversified Realty Corp.	123,237	7,751,607
Kimco Realty Corp.	182,681	8,903,872
Regency Centers Corp.	81,983	6,849,680

		23,505,159

STORAGE – 2.7%
Public Storage, Inc.	68,209	6,457,346

WAREHOUSE & INDUSTRIAL – 5.8%
Eastgroup Properties, Inc.	128,110	6,537,453
ProLogis Trust	117,213	7,610,640

		14,148,093

Total Real Estate Investment Trusts (cost $179,172,559)		238,436,613

SHORT TERM INVESTMENTS – 1.5%
MUTUAL FUNDS – 1.1%
Federated Prime Obligation Fund	2,766,120	2,766,120

	Principal Amount (000)
COMMERCIAL PAPER – 0.4%
Merrill Lynch & Co., Inc.	1,000	998,254

TOTAL SHORT TERM INVESTMENTS (amortized cost $3,764,374)		3,764,374

TOTAL INVESTMENTS – 99.7%
(cost $182,936,933)		242,200,987
Other assets less liabilities – 0.3%		661,213

NET ASSETS – 100.0%		$242,862,200

*	Non-income producing security

1

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCKS – 98.6%

AIR FREIGHT & LOGISTICS – 0.5%
United Parcel Services, Inc. Class B		4,000	$280,400

AUTOMOBILES – 1.6%
Harley-Davidson, Inc.		16,900	992,875

BEVERAGES – 2.1%
Diageo PLC ADR		9,600	777,120
Heineken Holding NV	NL	11,425	506,373

			1,283,493

CAPITAL MARKETS – 3.2%
Ameriprise Financial, Inc.		12,580	718,821
E*Trade Financial Corp.*		3,600	76,392
Mellon Financial Corp.		13,300	573,762
Morgan Stanley		5,600	441,056
State Street Corp.		1,700	110,075

			1,920,106

COMMERCIAL BANKS – 7.8%
Commerce Bancorp, Inc.		10,000	333,800
HSBC Holdings PLC	GB	90,599	1,586,331
Wachovia Corp.		25,020	1,377,351
Wells Fargo & Co.		41,500	1,428,845

			4,726,327

COMMERCIAL SERVICES & SUPPLIES – 1.4%
D & B Corp.		9,300	848,160

COMMUNICATIONS EQUIPMENT – 0.3%
Nokia Corp. ADR		6,800	155,856

COMPUTERS & PERIPHERALS – 1.6%
Dell, Inc.*		26,300	610,423
Hewlett-Packard Co.		9,500	381,330

			991,753

CONSTRUCTION MATERIALS – 2.0%
Martin Marietta Materials, Inc.		4,800	648,960
Vulcan Materials Co.		4,900	570,752

			1,219,712

CONSUMER FINANCE – 4.3%
American Express Co.		46,000	2,594,400

CONTAINERS & PACKAGING – 2.1%
Sealed Air Corp.		39,800	1,257,680

DIVERSIFIED CONSUMER SERVICES – 1.2%
Apollo Group, Inc. Class A*		3,800	166,820
H&R Block, Inc.		27,500	578,600

			745,420

DIVERSIFIED FINANCIAL SERVICES – 7.2%
Citigroup, Inc.		24,133	1,238,988
JPMorgan Chase & Co.		50,296	2,433,321
Moody’s Corp.		11,500	713,690

			4,385,999

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Agilent Technologies, Inc.*		1,500	50,535

ENERGY EQUIPMENT & SERVICES – 0.8%
Transocean, Inc.*		6,100	498,370

FOOD & STAPLES RETAILING – 6.7%
Costco Wholesale Corp.		41,300	2,223,592
CVS Corp.		22,545	769,686
Wal-Mart Stores, Inc.		23,300	1,093,935

			4,087,213

FOOD PRODUCTS – 0.6%
The Hershey Co.		6,700	366,222

HEALTH CARE PROVIDERS & SERVICES – 2.4%
Cardinal Health, Inc.		8,100	590,895
Express Scripts, Inc.*		3,100	250,232
UnitedHealth Group, Inc.		12,000	635,640

			1,476,767

HOUSEHOLD DURABLES – 0.3%
Hunter Douglas NV	NL	1,760	155,352

HOUSEHOLD PRODUCTS – 1.1%
The Procter & Gamble Co.		10,400	656,864

INDUSTRIAL CONGLOMERATES – 4.4%
Tyco International, Ltd.		84,630	2,670,077

INSURANCE – 14.4%
Ambac Financial Group, Inc.		2,710	234,117
American International Group, Inc.		37,300	2,507,306
Aon Corp.		10,700	406,172
Berkshire Hathaway, Inc. Class A*		19	2,070,810
Loews Corp.		29,900	1,358,357
Markel Corp.*		110	53,331
Millea Holdings, Inc.	JP	1,600	59,337
The Chubb Corp.		3,000	155,010
The Principal Financial Group, Inc.		3,400	203,558
The Progressive Corp.		51,300	1,119,366
Transatlantic Holdings, Inc.		8,787	572,210

			8,739,574

INTERNET & CATALOG RETAIL – 1.4%
Amazon.com, Inc.*		9,800	389,942
Expedia, Inc.*		3,700	85,766
IAC/InterActiveCorp*		3,800	143,298
Liberty Media Corp - Interactive Series A*		9,100	216,762

			835,768

IT SERVICES – 1.2%
Iron Mountain, Inc.*		27,950	730,334

1

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
MARINE – 0.4%
Kuehne & Nagel International AG	CH	3,000	$247,279

MEDIA – 6.9%
Comcast Corp. Class A Special*		71,300	1,816,011
Gannett Co., Inc.		2,600	146,354
Lagardere S.C.A.	FR	6,500	501,070
Liberty Media Corp—Capital Series A*		1,840	203,486
News Corp., Class A		47,200	1,091,264
Virgin Media, Inc.		11,452	289,163
WPP Group PLC ADR		2,300	174,777

			4,222,125

METALS & MINING – 0.5%
BHP Billiton PLC	GB	6,800	151,657
Rio Tinto PLC	GB	2,500	142,811

			294,468

MULTILINE RETAIL – 0.3%
Sears Holdings Corp.*		840	151,334

OIL, GAS & CONSUMABLE FUELS – 11.1%
Canadian Natural Resources Ltd.		4,400	242,836
China Coal Energy Co.*	HK	213,100	227,450
ConocoPhillips		37,028	2,530,864
Devon Energy Corp.		19,000	1,315,180
EOG Resources, Inc.		16,200	1,155,708
Occidental Petroleum Corp.		26,100	1,286,991

			6,759,029

PERSONAL PRODUCTS – 0.4%
Avon Products, Inc.		7,000	260,820

SOFTWARE – 2.0%
Microsoft Corp.		44,500	1,240,215

SPECIALTY RETAIL – 1.3%
Bed Bath & Beyond, Inc.*		8,300	333,411
CarMax, Inc.*		6,400	157,056
Lowe’s Cos., Inc.		9,700	305,453

			795,920

TOBACCO – 4.4%
Altria Group, Inc.		30,600	2,686,986

TRANSPORTATION INFRASTRUCTURE – 1.0%
China Merchants Holdings International Co., Ltd.	HK	97,989	413,836
Cosco Pacific, Ltd.	HK	83,300	206,390

			620,226

WIRELESS TELECOMMUNICATION SERVICES – 1.6%
SK Telecom Co., Ltd. ADR		12,200	285,724
Sprint Nextel Corp.		35,300	669,288

			955,012

Total Common Stocks (cost $41,531,653)			59,902,671

	Principal Amount (000)	Value
SHORT TERM INVESTMENT – 1.8%
REPURCHASE AGREEMENT – 1.8%
State Street Bank and Trust Company 4.830%, 4/2/07 (collateralized by $1,160,000 Federal Home Loan Mortgage, 4.375%, 09/17/10, with a value of $1,146,245 total to be received $1,122,452) (amortized cost $1,122,000)	$1,122	$1,122,000

TOTAL INVESTMENTS – 100.4%
(cost $42,653,653)		61,024,671
Liabilities in excess of other assets – (0.4)%		(246,501)

NET ASSETS – 100.0%		$60,778,170

*	Non-income producing security

ADR = American Depositary Receipt

CH = Switzerland

FR = France

GB = Great Britain

HK = Hong Kong

JP = Japan

NL = Netherlands

2

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCKS – 97.7%
AEROSPACE & DEFENSE – 0.8%
AerCap Holdings*		1,700	$49,487
Aerovironment, Inc.*		1,100	25,146
Alliant Techsystems, Inc.*		900	79,128
Armor Holdings, Inc.*		1,700	114,461
Ceradyne, Inc.*		1,200	65,688
Cubic Corp.		200	4,328
Curtiss-Wright Corp.		1,300	50,102
DynCorp International, Inc.*		2,200	33,198
Innovative Solutions & Support, Inc.*		200	5,064
K&F Industries Holdings, Inc.*		2,600	70,018
Orbital Sciences Corp.*		13,400	251,116
Teledyne Technologies, Inc.*		300	11,232
United Industrial Corp.		400	22,080

			781,048

AIR FREIGHT & LOGISTICS – 0.6%
ABX Air, Inc.*		2,700	18,495
Atlas Air Worldwide Holdings, Inc.*		1,200	63,276
EGL, Inc.*		2,251	89,207
HUB Group, Inc.*		9,300	269,607
Pacer International, Inc.		4,600	123,924

			564,509

AIRLINES – 0.8%
Alaska Air Group, Inc.*		2,000	76,200
AMR Corp.*		5,270	160,471
Continental Airlines, Inc.*		3,574	130,058
ExpressJet Holdings, Inc.*		4,100	23,944
Frontier Airlines Holdings, Inc.*		200	1,202
Pinnacle Airlines Corp*		1,300	22,477
Republic Airways Holdings, Inc.*		1,200	27,552
SkyWest, Inc.		6,700	179,761
UAL Corp.*		1,300	49,621
US Airways Group, Inc.*		1,200	54,576

			725,862

AUTO COMPONENTS – 1.3%
Aftermarket Technology Corp.*		1,300	31,564
American Axle & Manufacturing Holdings, Inc.		2,400	65,640
ArvinMeritor, Inc.		13,300	242,725
Autoliv, Inc.		700	39,977
Fuel Systems Solutions, Inc.*		500	9,260
GenTek, Inc.*		600	20,436
Gentex Corp		3,400	55,250
Lear Corp.*		3,840	140,198
Modine Manufacturing Co.		3,400	77,860
Sauer- Danfoss, Inc.		4,100	123,410
Shiloh Industries, Inc.		500	5,640
Standard Motor Products, Inc.		1,100	18,777
Tenneco Automotive, Inc.*		10,500	267,330
The Goodyear Tire & Rubber Co.*		4,500	140,355

			1,238,422

AUTOMOBILES – 0.2%
Monaco Coach Corp.		1,400	22,302
Winnebago Indiana, Inc.		4,000	134,520

			156,822

BEVERAGES – 0.3%
Boston Beer Co., Inc.*		800	26,680
Cott Corp*		100	1,338
Jones Soda Co.*		100	2,022
MGP Ingredients, Inc.		1,200	24,444
Molson Coors Brewing Co.		1,400	132,468
National Beverage Corp.*		1,500	26,310
Pepsi Bottling Group, Inc.		2,800	89,292

			302,554

BIOTECHNOLOGY – 0.3%
Alexion Pharmaceuticals, Inc.*		900	38,916
Allos Therapeutics, Inc.*		300	1,791
Alnylam Pharmaceuticals, Inc.*		300	5,400
Applera Corp - Celera Group*		2,100	29,820
Array Biopharma, Inc.*		600	7,620
Digene Corp.*		400	16,964
Immunomedics, Inc.*		3,800	17,404
Incyte Corp*		1,300	8,567
Indevus Pharmaceuticals, Inc.*		500	3,535
Isis Pharmaceuticals, Inc.*		3,300	30,591
Maxygen, Inc.*		200	2,230
Medarex, Inc.*		300	3,882
Omrix Biopharmaceuticals, Inc.*		600	22,962
Pharmion Corp.*		500	13,145
QLT, Inc.*		2,400	18,792
Regeneron Pharmaceuticals, Inc.*		900	19,458
Savient Pharmaceuticals, Inc.*		3,800	45,676
Trimeris, Inc.*		500	3,440

			290,193

BUILDING PRODUCTS – 0.5%
American Woodmark Corp.		1,000	36,760
Ameron International Corp.		400	26,344
Apogee Enterprises, Inc.		700	14,028
Builders FirstSource, Inc.*		2,100	33,747

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Goodman Global, Inc.*		1,300	$22,906
Insteel Industries, Inc.		1,100	18,469
Lennox International, Inc.		2,100	74,970
PW Eagle, Inc.		1,500	49,560
Universal Forest Products, Inc.		3,800	188,290

			465,074

CAPITAL MARKETS – 1.0%
Apollo Investment Corp.		1,400	29,960
Ares Capital Corp		2,000	36,340
Cohen & Steers, Inc.		2,800	120,624
Cowen Group, Inc.*		400	6,656
Fcstone Group, Inc.		2,000	74,640
GAMCO Investors, Inc.		100	4,351
Greenhill & Co., Inc.		800	49,112
HFF, Inc. Class A*		1,300	19,500
Janus Capital Group, Inc.		4,700	98,277
Knight Capital Group, Inc.*		11,129	176,283
Marketaxess Holdings, Inc.*		200	3,348
Mcg Capital Corp.		1,200	22,512
Piper Jaffray Cos., Inc.*		3,900	241,566
Stifel Financial Corp.*		300	13,290
SWS Group, Inc.		2,150	53,342
Technology Investment Capital Corp.		100	1,691

			951,492

CHEMICALS – 3.8%
Albemarle Corp.		3,000	124,020
Arch Chemicals, Inc.		1,200	37,464
Ashland, Inc.		1,800	118,080
Cabot Corp		2,300	109,779
Celanese Corp		2,000	61,680
CF Industries Holdings, Inc.		6,400	246,720
Ferro Corp.		1,200	25,932
FMC Corp.		300	22,629
Fuller H B Co.		7,400	201,798
Hercules, Inc.*		13,600	265,744
Innophos Holdings, Inc.		2,000	34,580
Innospec, Inc.		500	28,820
International Flavors & Fragrances, Inc.		1,700	80,274
Koppers Holdings, Inc.		1,000	25,660
Landec Corp*		1,000	14,180
Lubrizol Corp.		2,200	113,366
Lyondell Chemical Co.		4,700	140,859
MacDermid, Inc.		1,900	66,253
Nalco Holding Co*		3,200	76,480
NewMarket Corp.		4,000	162,680
OM Group, Inc.*		4,600	205,528
Omnova Solutions, Inc.*		600	3,276
Pioneer Cos., Inc.*		1,500	41,460
PolyOne Corp.*		14,300	87,230
Rockwood Holdings, Inc.*		3,500	96,880
Schulman A, Inc.		800	18,848
Sensient Technologies Corp.		9,400	242,332
Spartech Corp.		8,400	246,456
Stepan Chemical Co.		500	13,125
Terra Industries, Inc.*		5,300	92,750
Tronox, Inc.		3,500	50,400
Valspar Corp.		2,100	58,443
WR Grace & Co.*		14,100	372,522

			3,486,248

COMMERCIAL BANKS – 0.9%
Amcore Financial, Inc.		100	3,175
Bancorpsouth, Inc.		700	17,115
Central Pacific Financial Corp.		800	29,256
Chittenden Corp.		1,400	42,266
Citizens Banking Corp.		300	6,648
City Holding Co.		900	36,405
Columbia Banking Systems, Inc.		600	20,238
Comerica, Inc.		2,000	118,240
Community Banking Systems, Inc.		100	2,092
Financial Institutions, Inc.		100	2,007
First BanCorp- Puerto Rico		800	10,608
First Citizens BancShares, Inc.		100	20,100
First Security Group, Inc.		2,000	22,760
FirstMerit Corp.		200	4,222
FNB Corp.		1,000	16,850
Frontier Financial Corp.		1,350	33,683
Greater Bay Bancorp		3,700	99,493
Greene County Bancshares, Inc.		100	3,391
Hancock Holding Co.		1,200	52,776
Hanmi Financial Corp.		2,500	47,650
Independent Bank Corp.		285	5,806
Intervest Bancshares Corp.*		700	20,090
National Penn Bancshares, Inc.		136	2,570
Oriental Financial Group		100	1,178
Porter Bancorp, Inc.		400	9,094
Preferred Bank		700	27,447
Provident Bankshares Corp.		900	29,574
Republic Bancorp, Inc.		315	7,122
Southwest Bancorp, Inc.		300	7,707
Sterling Bancshares, Inc.		300	3,354
Sterling Financial Corp.		1,200	37,428
Taylor Cap Group, Inc.		100	3,500
Umb Financial Corp		500	18,880
Umpqua Holdings Corp		400	10,708
United Community Banks, Inc.		500	16,395
Vineyard National Bancorp		100	2,304
West Coast Bancorp		200	6,394

			798,526

COMMERCIAL SERVICES & SUPPLIES – 6.0%
ABM Industries, Inc.		5,900	155,701
Acco Brands Corp.*		2,400	57,816
Administaff, Inc.		6,300	221,760
American Reprographics Co.*		300	9,237
Amrep Corp.		200	15,450

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Avery Dennison Corp.*		1,500	$96,390
Bowne & Co., Inc.		900	14,157
CBIZ, Inc.*		3,200	22,720
Cdi Corp		500	14,460
Central Parking Corp.		1,500	33,270
Cenveo, Inc.*		8,200	199,260
Clean Harbors, Inc.*		1,700	76,874
Comfort Systems USA, Inc.		2,700	32,346
COMSYS IT Partners, Inc.*		2,800	55,720
Consolidated Graphics, Inc.*		2,800	207,340
Cornell Cos., Inc.*		500	10,110
Corrections Corp of America*		650	34,327
Covanta Holding Corp*		1,700	37,706
CRA International, Inc.*		600	31,308
D & B Corp.*		500	45,600
Deluxe Corp.		9,100	305,123
Diamond Management & Technology Consultants Inc		2,500	29,225
Ennis, Inc.		2,200	58,872
Exponent, Inc.*		1,900	37,905
First Consulting Group, Inc.*		1,100	10,010
Geo Group, Inc.*		100	4,532
Healthcare Services Group, Inc.		1,400	40,110
Heidrick & Struggles International, Inc.*		1,800	87,210
ICT Group, Inc.*		600	10,500
IHS, Inc.*		1,800	73,998
IKON Office Solutions, Inc.*		19,900	285,963
Interface, Inc.*		9,600	153,504
John H Harland Co.		5,900	302,257
Kelly Services, Inc.		1,200	38,640
Kforce, Inc.*		1,100	15,147
Knoll, Inc.		7,700	183,491
Korn / Ferry International*		11,500	263,810
Labor Ready, Inc.*		12,400	235,476
Layne Christensen Co*		100	3,642
Macquarie Infrastructure Co Trust		700	27,510
Manpower, Inc.		1,900	140,163
Miller Herman, Inc.		1,500	50,235
On Assignment, Inc.*		2,600	32,266
PeopleSupport, Inc.*		600	6,870
PHH Corp.*		5,100	155,856
Pike Electric Corp*		1,600	28,928
Republic Services, Inc.		4,700	130,754
Resources Global Professionals*		1,300	41,587
Rollins, Inc.		1,300	29,913
RR Donnelley & Sons Co.		3,900	142,701
SAIC, Inc.*		1,600	27,712
School Specialty, Inc.*		400	14,444
Spherion Corp.*		5,100	44,982
Steelcase, Inc.		4,800	95,472
Team, Inc.*		800	30,520
Tetra Tech, Inc.*		10,700	203,942
United Stationers, Inc.*		1,300	77,896
Viad Corp.		6,100	235,460
Volt Information Sciences, Inc.*		6,350	166,306
Waste Connections, Inc.*		600	17,964
Waste Industries USA, Inc.		600	16,482
Watson Wyatt Worldwide, Inc.		6,600	321,090

			5,550,020

COMMUNICATIONS EQUIPMENT – 2.8%
Adtran, Inc.		7,200	175,320
Anaren, Inc.*		1,400	24,654
Arris Group, Inc.*		22,800	321,024
Avaya, Inc.*		9,800	115,738
Bel Fuse, Inc.		700	26,446
C-Cor.net Corp.*		3,600	49,896
Carrier Access Corp.*		200	1,022
CommScope, Inc.*		9,300	398,970
Comtech Telecommunications*		2,600	100,698
Digi International, Inc.*		1,200	15,240
Ditech Networks, Inc.*		2,000	16,240
Dycom Industries, Inc.*		3,700	96,422
EMS Technologies, Inc.*		1,500	28,905
Extreme Networks, Inc.*		6,700	28,341
Harmonic, Inc.*		5,000	49,100
Inter-Tel, Inc.		200	4,728
Interdigital Communications Corp.*		9,400	297,698
Loral Space & Communications Inc*		500	25,440
Oplink Communications, Inc.*		1,000	17,970
Opnext, Inc.*		1,500	22,185
Performance Technologies, Inc.*		800	4,008
Polycom, Inc.*		7,300	243,309
SafeNet, Inc.*		1,200	33,960
Seachange International, Inc.*		100	814
Sonus Networks, Inc.*		21,300	171,891
Tekelec, Inc.*		700	10,437
Utstarcom, Inc.*		23,200	192,328
Viasat, Inc.*		2,400	79,128

			2,551,912

COMPUTERS & PERIPHERALS – 1.0%
Actividentity Corp*		200	1,010
Brocade Communications Systems, Inc.*		26,300	250,376
Cray, Inc.*		2,600	35,854
Diebold, Inc.		2,200	104,962
Eletronics for Imaging, Inc.*		4,500	105,525
Emulex Corp.*		5,900	107,911
Hypercom Corp.*		3,100	18,476
Imation Corp.		2,900	117,102
Lexmark International, Inc. Class A*		2,000	116,920
Novatel Wireless, Inc.*		2,100	33,684

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Stratasys, Inc.*		100	$4,272

			896,092

CONSTRUCTION & ENGINEERING – 1.0%
Chicago Bridge & Iron Co.		2,700	83,025
EMCOR Group, Inc.*		5,400	318,492
Granite Construction, Inc.		1,800	99,468
Infrasource Services, Inc.*		9,000	274,770
Insituform Technologies, Inc.*		400	8,316
Integrated Electrical Services, Inc.*		400	9,892
Michael Baker Corp.*		200	4,860
Perini Corp.*		900	33,174
Quanta Services, Inc.*		2,600	65,572
Washington Group International, Inc.*		300	19,926

			917,495

CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.		400	17,852
Headwaters, Inc.*		2,300	50,255
US Concrete, Inc.*		800	6,256

			74,363

CONSUMER FINANCE – 0.9%
Advanta Corp.		4,800	210,432
AmeriCredit Corp.*		4,600	105,156
Cash America International, Inc.		5,100	209,100
Credit Acceptance Corp.*		266	7,233
Ezcorp, Inc.*		2,300	33,879
First Marblehead Corp. / The		2,250	101,002
World Acceptance Corp.*		3,700	147,815

			814,617

CONTAINERS & PACKAGING – 1.3%
AEP Industries, Inc.*		700	30,100
Aptargroup, Inc		1,100	73,623
Chesapeake Corp.		300	4,530
Crown Holdings, Inc.*		3,700	90,502
Graphic Packaging Corp.*		1,000	4,740
Greif, Inc.		2,100	233,331
Myers Industries, Inc.		2,200	41,096
Packaging Corp of America		3,000	73,200
Pactiv Corp.*		4,100	138,334
Rock-Tenn Co.		7,300	242,360
Sealed Air Corp.		1,200	37,920
Silgan Holdings, Inc.		2,200	112,442
Sonoco Products Co.		2,400	90,192

			1,172,370

DIVERSIFIED CONSUMER SERVICES – 1.9%
Bright Horizons Family Solutions, Inc.*		300	11,325
Career Education Corp.*		1,100	33,550
Coinstar, Inc.*		5,000	156,500
Corinthian Colleges, Inc.*		5,600	77,000
CPI Corp.		500	26,255
DeVry, Inc.		10,500	308,175
INVESTools, Inc.*		3,600	50,040
ITT Educational Services, Inc.*		1,300	105,937
Jackson Hewitt Tax Service, Inc.		6,500	209,170
Pre-Paid Legal Services, Inc.*		800	40,088
Regis Corp.		4,800	193,776
Service Corp International		7,300	86,578
Sotheby’s Holdings		2,000	88,960
Steiner Leisure, Ltd.*		1,800	80,964
Stewart Enterprises, Inc.		8,600	69,316
Strayer Education, Inc.		1,500	187,500
Vertrue, Inc.*		700	33,677

			1,758,811

DIVERSIFIED FINANCIAL SERVICES – 0.4%
Asset Acceptance Capital Corp.*		200	3,094
Asta Funding, Inc.		1,300	56,134
International Securities Exchange, Inc.		6,200	302,560
Resource America, Inc.		400	9,452

			371,240

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.5%
Alaska Communications Systems, Inc.		3,500	51,625
Aruba Networks, Inc.		900	13,203
Atlantic Tele-network Inc		300	7,839
Bigband Networks, Inc.		3,300	59,433
Cbeyond, Inc.*		4,200	123,186
CenturyTel, Inc.		3,000	135,570
Cincinnati Bell, Inc.*		54,600	256,620
Citizens Banking Corp.		8,576	128,211
Cogent Communications Group, Inc.*		6,500	153,595
Consolidated Communications Holdings, Inc.		1,900	37,791
CT Communications, Inc.		1,600	38,560
Embarq Corp.		2,900	163,415
Fairpoint Communications, Inc.		1,800	34,578
General Communication, Inc.*		4,900	68,600
Golden Telecom, Inc.		1,400	77,532
Idt Corp.*		100	1,135
Iowa Telecommunication Services, Inc.		2,300	46,000
North Pittsburgh Systems, Inc.		600	13,062
Premiere Global Services, Inc.*		1,800	20,196

			1,430,151

ELECTRIC UTILITIES – 0.9%
Allete, Inc.		900	41,958
Central Vermont Public Service Corp.		200	5,764
Cleco Corp.		2,500	64,575
El Paso Electric Co.*		4,100	108,035
Idacorp, Inc.		4,900	165,816
Otter Tail Corp.		900	30,816

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Portland General Electric Co.		400	$11,680
UIL Holdings Corp.		2,099	72,835
Unisource Energy Corp		6,300	236,565
Westar Energy, Inc.		2,100	57,792

			795,836

ELECTRICAL EQUIPMENT – 1.5%
Acuity Brands, Inc.		5,400	293,976
Baldor Electric Co.		1,200	45,288
Belden CDT, Inc.		5,859	313,984
EnerSys*		2,800	48,104
Generale Cable Corp.*		600	32,058
GrafTech International Ltd.*		12,600	114,408
II-VI, Inc.*		3,000	101,550
LSI Industries, Inc.		400	6,696
Powell Industries, Inc.*		100	3,200
Regal-Beloit Corp.		2,500	115,950
Superior Essex, Inc.*		1,400	48,538
The Lamson & Sessions Co.*		900	25,011
Vicor Corp.		1,700	17,034
Woodward Governor Co.		5,400	222,318

			1,388,115

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.1%
Acacia Research - Acacia Technologies*		2,900	45,878
Aeroflex, Inc.*		1,900	24,985
Agilysys, Inc.		2,100	47,187
Avnet, Inc.*		3,400	122,876
AVX Corp.		2,600	39,520
Checkpoint Systems, Inc.*		700	16,562
Cognex Corp.		2,700	58,509
CPI International, Inc.*		800	15,376
CTS Corp.		3,100	42,842
Dolby Laboratories, Inc.*		2,500	86,275
Excel Technology, Inc.*		500	13,665
Faro Technologies, Inc.*		500	14,435
Gerber Scientific, Inc.*		1,100	11,671
Global Imaging Systems, Inc.*		6,100	118,950
Insight Enterprises, Inc.*		2,500	44,950
Ipg Photonics Corp*		840	16,128
Itron, Inc.*		1,900	123,576
Littelfuse, Inc.*		3,100	125,860
Methode Electronics, Inc.		1,500	22,155
Mettler Toledo International, Inc.*		1,300	116,441
MTS Technologies, Inc.		1,800	69,912
Newport Corp.*		3,200	52,384
OYO Geospace Corp.*		300	21,276
Park Electrochemical Corp.		1,600	43,392
Paxar Corp*		2,900	83,230
Pc Connection, Inc.*		1,500	21,450
Plexus Corp.*		4,100	70,315
RadiSys Corp.*		1,221	19,951
Rofin-Sinar Technologies, Inc.*		4,000	236,720
Rogers Corp.*		1,800	79,830
SYNNEX Corp*		800	16,992
Tech Data Corp.*		1,342	48,057
Technitrol, Inc.		100	2,619
TTM Technologies, Inc.*		1,700	16,218
Vishay Intertechnology, Inc.*		3,100	43,338
Zygo Corp.*		1,400	22,414

			1,955,939

ENERGY EQUIPMENT & SERVICES – 1.7%
Basic Energy Services, Inc.*		600	13,980
Dawson Geophysical Co.*		500	24,765
Ensign Energy Services, Inc.	CA	3,000	50,351
Global Industries, Inc.*		700	12,803
Grey Wolf, Inc.*		23,500	157,450
Gulfmark Offshore, Inc.*		2,800	122,220
Hydril*		1,500	144,360
Input/Output, Inc.*		10,700	147,446
Leader Energy Services, Ltd.* (1)	CA	12,600	9,071
Lone Star Technologies, Inc.*		1,500	99,045
Matrix Service Co.*		1,700	34,391
NATCO Group, Inc.*		1,400	47,768
North American Energy Partners, Inc.*		2,000	42,180
Parker Drilling Co.*		14,000	131,460
Pason Systems, Inc.	CA	500	6,210
Savanna Energy Services Corp.*	CA	896	15,007
SEACOR Holdings, Inc.*		1,100	108,240
Technicoil Corp.*	CA	16,600	12,095
Tidewater, Inc.		2,100	123,018
Todco*		800	32,264
Trican Well Service, Ltd.	CA	1,200	23,784
Trico Marine Services, Inc.*		1,300	48,438
Universal Compression Holdings, Inc.*		2,100	142,128

			1,548,474

EXCHANGE TRADED FUND – 0.3%
Ishares Russell 2000 Index Fund		3,000	238,530

FOOD & STAPLES RETAILING – 0.5%
Arden Group, Inc.		200	26,700
Casey’s General Stores, Inc.		1,500	37,515
Ingles Markets, Inc.		1,300	53,092
Longs Drug Stores Corp.		2,363	122,025
Nash Finch Co.		1,200	41,352
Pantry, Inc.*		1,500	67,830
Pathmark Stores, Inc.*		200	2,560
Performance Food Group Co.*		2,200	67,914
Smart & Final, Inc.*		800	17,416
Spartan Stores, Inc.		1,800	48,240
Topps Co., Inc./ the		200	1,944
Weis Markets, Inc.		100	4,470
Wild Oats Markets, Inc.*		800	14,560

			505,618

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
FOOD PRODUCTS – 1.2%
Cal-maine Foods, Inc.		800	$10,760
Dean Foods Co.*		3,000	140,220
Delta and Pine Land Co.		3,900	160,680
Flowers Foods, Inc.		2,800	84,476
Imperial Sugar Co		1,100	36,883
J & J Snack Foods Corp.		700	27,643
Jm Smucker Co/the		300	15,996
Premium Standard Farms, Inc.		1,700	35,768
Ralcorp Holdings, Inc.*		3,200	205,760
Reddy Ice Holdings, Inc.		1,400	42,252
Seaboard Corp.		100	226,000
Tyson Foods, Inc.		4,300	83,463

			1,069,901

GAS UTILITIES – 0.9%
Atmos Energy Corp.		2,200	68,816
Cascade Natural Gas Corp.		100	2,635
New Jersey Resources Corp.		3,200	160,160
Nicor, Inc.		1,400	67,788
Northwest Natural Gas Co.		1,100	50,237
Oneok, Inc.		2,900	130,500
Piedmont Natural Gas Co		400	10,552
South Jersey Industries Inc		600	22,830
Southwest Gas Corp.		3,700	143,819
The Laclede Group, Inc.		1,200	37,296
UGI Corp.		2,759	73,693
WGL Holdings, Inc.		2,000	63,960

			832,286

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Accuray, Inc.*		540	12,010
Analogic Corp.		400	25,152
Biosite, Inc.*		2,500	209,925
Candela Corp.*		100	1,142
Cholestech Corp*		400	6,896
Conmed Corp*		1,300	37,999
Cutera, Inc.*		500	18,095
Dade Behring Holdings, Inc.		2,700	118,395
Datascope Corp.		300	10,857
Edwards Lifesciences Corp.*		2,200	111,540
Greatbatch, Inc.*		1,300	33,150
Hologic, Inc.*		500	28,820
Immucor, Inc.*		9,450	278,113
Integra Lifesciences Holdings Corp.*		300	13,674
Kinetic Concepts, Inc.*		2,000	101,280
Mentor Corp.		2,000	92,000
Meridian Bioscience, Inc.		700	19,432
Palomar Medical Technologies, Inc.*		1,700	67,915
Quidel Corp.*		2,200	26,400
STERIS Corp.		2,300	61,088
Surmodics, Inc.*		200	7,200
Viasys Healthcare Inc*		2,200	74,778
West Pharmaceutical Services, Inc.		5,600	260,008
Zoll Medical Corp.*		1,500	39,975

			1,655,844

HEALTH CARE PROVIDERS & SERVICES – 3.5%
Air Methods Corp.*		300	7,206
Alliance Imaging, Inc.*		2,100	18,333
AMERIGROUP Corp.*		9,300	282,720
AmerisourceBergen Corp.		3,400	179,350
Animal Health International*		500	6,045
Apria Healthcare Group, Inc.*		8,600	277,350
Centene Corp*		5,600	117,544
Chemed Corp.		5,500	269,280
Corvel Corp*		1,200	36,300
Coventry Health Care, Inc.*		2,500	140,125
Cross Country Healthcare, Inc.*		2,400	43,752
Emergency Medical Services LP*		1,300	38,298
Express Scripts, Inc.*		500	40,360
Genesis HealthCare Corp.*		1,000	63,110
Hanger Orthopedic Group, Inc.*		500	5,835
Healthspring, Inc.*		9,100	214,305
Healthways, Inc.*		2,500	116,875
Humana, Inc.*		2,700	156,654
inVentiv Health, Inc.*		1,600	61,264
Kindred Healthcare, Inc.*		7,500	245,850
Laboratory Corp of America Holdings*		1,900	137,997
Landauer, Inc.		100	5,048
LCA- Vision, Inc.		2,600	107,094
LHC Group, Inc.*		100	3,243
Magellan Health Services, Inc.*		2,200	92,400
Manor Care, Inc.		500	27,180
Medcath Corp.*		1,300	35,490
Molina Healthcare, Inc.*		5,400	165,186
National Healthcare Corp.		300	15,294
Odyssey Healthcare, Inc.*		900	11,817
PSS World Medical, Inc.*		6,000	126,840
Res-Care, Inc.*		100	1,750
Sierra Health Services, Inc.*		400	16,468
Sun Healthcare Group, Inc.*		300	3,705
Sunrise Senior Living, Inc.*		1,000	39,520
WellCare Health Plan, Inc.*		1,200	102,300

			3,211,888

HEALTH CARE TECHNOLOGY – 0.3%
Computer Programs & Systems, Inc.		200	5,364
Dendrite International, Inc.*		1,800	28,188
IMS Health, Inc.		3,300	97,878
Omnicell, Inc.*		2,500	52,300

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Phase Forward, Inc.*		1,900	$24,947
Trizetto Group, Inc*		800	16,008
Vital Images, Inc.*		400	13,304

			237,989

HOTELS RESTAURANTS & LEISURE – 3.2%
AFC Enterprises*		1,800	36,090
Ambassadors Group, Inc.		1,200	39,888
Ameristar Casinos, Inc.		2,200	70,642
Applebees International, Inc.		2,800	69,384
Bally Technologies, Inc.*		4,400	103,752
Bob Evans Farms, Inc.		6,400	236,480
Brinker International, Inc.		3,700	120,990
Buffalo Wild Wings, Inc.*		800	50,960
CBRL Group, Inc.*		3,596	166,495
CEC Entertainment, Inc.*		3,500	145,390
CKE Restaurants, Inc.		4,400	82,984
Ctrip.com International, Ltd.		600	40,191
Darden Restaurants, Inc.		1,800	74,142
Dennys Corp.*		8,900	43,610
Domino’s Pizza, Inc.		8,400	272,748
Dover Downs Gaming & Entertainment, Inc.		1,950	25,116
Ihop Corp.		3,300	193,545
Jack In The Box, Inc.*		4,300	297,259
Krispy Kreme Doughnuts, Inc.*		2,500	25,475
Landry’s Restaurants, Inc.		400	11,840
Luby’s Cafeterias, Inc.*		1,700	16,609
McCormick & Schmicks Seafood*		1,400	37,534
Monarch Casino & Resort, Inc.*		1,400	36,400
Morgans Hotel Group Co*		100	2,101
MTR Gaming Group, Inc.*		700	9,156
O’Charley’s, Inc.*		1,700	32,793
Papa Johns International, Inc.*		1,000	29,400
Pinnacle Entertainment, Inc.*		4,100	119,187
Ruby Tuesday, Inc.		3,800	108,680
Town Sports International Holdings, Inc.*		300	6,540
Vail Resorts, Inc.*		2,900	157,557
Wendy’s International, Inc.		3,700	115,810
WMS Industries, Inc.*		1,100	43,164
Wyndham Worldwide Corp.*		3,200	109,280

			2,931,192

HOUSEHOLD DURABLES – 1.4%
American Greetings Corp.		6,900	160,149
Avatar Holdings, Inc.*		200	14,288
Blyth, Inc.		5,600	118,216
CSS Industries, Inc.		300	11,244
Ethan Allen Interiors, Inc.		2,100	74,214
Helen Of Troy Ltd*		600	13,626
Kimball Internationall, Inc.		6,600	127,248
La Z Boy, Inc.		2,500	30,950
Leggett & Platt, Inc.		1,300	29,471
Newell Rubbermaid, Inc.*		3,200	99,488
Sealy Corp		300	5,244
Snap-On, Inc.		1,200	57,720
Stanley Furniture Co., Inc.		1,100	22,880
Stanley Works, Inc.		1,500	83,040
Tempur-Pedic International, Inc.		13,100	340,469
Tupperware Brands Corp.		3,200	79,776

			1,268,023

HOUSEHOLD PRODUCTS – 0.3%
Clorox Co.		2,300	146,487
Energizer Holdings, Inc.*		1,500	127,995

			274,482

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Canadian Hydro Developers, Inc.*	CA	10,800	59,016
Mirant Corp*		600	24,276
NRG Energy, Inc.*		1,700	122,468

			205,760

INDUSTRIAL CONGLOMERATES – 0.3%
Sequa Corp.*		800	95,816
Teleflex, Inc.		900	61,263
Tredegar Corp		3,800	86,602

			243,681

INSURANCE – 4.8%
Affirmative Insurance Holdings, Inc.		500	8,650
Alfa Corp.		100	1,848
Ambac Financial Group, Inc.		1,900	164,141
American Equity Investment Life Holding Co.		1,300	17,069
American Financial Group, Inc.		1,700	57,868
American Physicians Capital, Inc.*		1,250	50,100
Amerisafe, Inc.*		1,000	18,850
Arch Cap Group, Ltd.*		500	34,105
Argonaut Group, Inc.*		3,400	110,024
Aspen Insurance Holdings Ltd		1,200	31,452
Assurant, Inc.		2,700	144,801
Berkley W R Corp.		300	9,936
Bristol West Holdings, Inc.		1,700	37,689
CNA Financial Corp*		1,400	60,326
CNA Surety Corp.*		2,700	56,970
Commerce Group, Inc.		1,600	48,064
Darwin Professional Underwriters, Inc.*		700	17,605
Delphi Financial Group, Inc.		6,050	243,392
Direct General Corp.		2,100	44,646
Donegal Group, Inc.		933	15,842
EMC Insurance Group, Inc.		700	18,060

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Employers Holdings, Inc.*		500	$10,010
FBL Financial Group, Inc.		1,000	39,130
Fidelity National Title Group, Inc.		2,800	67,228
First American Corp		1,600	81,152
First Mercury Financial Corp*		400	8,220
FPIC Insurance Group, Inc.*		900	40,203
Great American Financial Resources, Inc.		200	4,896
Harleysville Group, Inc.		2,900	94,221
Hilb Rogal & Hobbs Co.		2,200	107,910
Horace Mann Educators Corp.		3,900	80,145
Infinity Property & Casualty Corp.		3,300	154,638
IPC Holdings, Ltd.		1,700	49,045
LandAmerica Financial Group, Inc.		2,100	155,211
Markel Corp.*		100	48,483
MBIA, Inc.		2,000	130,980
Meadowbrook Insurance Group, Inc.*		3,100	34,069
National Western Life Insurance Co.		100	24,480
Nationwide Financial Services		2,000	107,720
Navigators Group, Inc.*		100	5,017
Nymagic Inc		200	8,170
Odyssey Re Holdings Corp.		1,500	58,965
Ohio Casualty Corp.		9,300	278,535
Old Republic International Corp.		3,300	72,996
OneBeacon Insurance Group, Ltd.*		900	22,500
PartnerRe, Ltd.		1,100	75,394
Philadelphia Consolidated Holding Co.*		500	21,995
Phoenix Cos., Inc.		9,200	127,696
Presidential Life Corp.		600	11,832
ProAssurance Corp.*		1,100	56,265
Procentury Corp.		1,800	41,760
Pxre Group Ltd*		100	480
Reinsurance Group of America, Inc.		1,400	80,808
RenaissanceRe Holdings, Ltd.		700	35,098
RLI Corp.		2,900	159,297
Safeco Corp.		2,200	146,146
Safety Insurance Group, Inc.		1,500	60,180
SeaBright Insurance Holdings, Inc.*		1,400	25,760
Selective Insurance Group, Inc.		4,500	114,570
State Auto Financial Corp.		1,500	48,195
Stewart Information Services Corp.		200	8,358
The Hanover Insurance Group, Inc.		1,700	78,404
The Midland Co.		400	16,968
Tower Group, Inc.		1,200	38,664
Transatlantic Holdings, Inc.		100	6,512
United America Indemnity, Ltd.*		3,800	88,160
United Fire & Casualty Co.		400	14,052
Universal American Financial Corp.*		800	15,504
USI Holdings Corp.*		600	10,110
Willis Group Holdings Ltd		700	27,706
Zenith National Insurance Corp.		6,000	283,620

			4,468,896

INTERNET & CATALOG RETAIL – 0.6%
1-800-flowers.com Inc*		1,100	8,558
Blue Nile, Inc.*		1,000	40,660
Expedia, Inc.*		4,418	102,409
FTD Group, Inc.*		2,200	36,366
IAC/InterActiveCorp*		100	3,771
Netflix , Inc.*		3,300	76,527
Priceline.com, Inc.*		4,800	255,648
Systemax, Inc.*		1,700	31,841
Valuevision Media, Inc.*		100	1,236

			557,016

INTERNET SOFTWARE & SERVICES – 2.1%
Asiainfo Holdings, Inc.*		2,100	14,427
CMGI, Inc.*		29,000	61,480
Digital River, Inc.*		900	49,725
Earthlink, Inc.*		22,900	168,315
eCollege.com, Inc.*		300	5,385
Internap Network Services Corp*		200	3,150
Interwoven, Inc.*		3,500	59,150
j2 Global Communications, Inc.*		4,600	127,512
NIC, Inc.		600	3,216
Open Text Corp.*		6,800	149,328
RealNetworks, Inc.*		4,613	36,212
S1 Corp.*		2,500	15,000
SAVVIS, Inc.*		740	35,432
Sohu.com, Inc.*		2,500	53,575
SonicWall, Inc.*		3,100	25,916
Switch & Data Facilities Co Inc*		1,310	23,737
TheStreet.com, Inc.		3,200	39,200
Travelzoo, Inc.*		1,100	40,447
United Online, Inc.		16,800	235,704
Valueclick, Inc.*		4,800	125,424
VeriSign, Inc.*		4,500	113,040
Vignette Corp.*		2,500	46,425
WebEx Communications, Inc.*		6,400	363,904
webMethods, Inc.*		400	2,876
Websense, Inc.*		5,900	135,641

			1,934,221

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
IT SERVICES – 2.8%
Acxiom Corp.		3,500	$74,865
Ceridian Corp.*		1,857	64,698
Ciber, Inc.*		3,500	27,545
Computer Sciences Corp.*		3,000	156,390
Convergys Corp.*		4,500	114,345
Covansys Corp.*		5,400	133,272
CSG Systems International, Inc.*		10,500	262,710
DST Systems, Inc.*		1,600	120,320
Fiserv, Inc.*		3,200	169,792
Forrester Research, Inc.*		1,600	45,376
Gartner, Inc.*		3,500	83,825
infoUSA, Inc.		2,500	24,050
Integral Systems, Inc.		100	2,417
Keane, Inc.*		2,700	36,666
Lightbridge, Inc.*		3,100	54,467
Mantech International Corp.*		3,600	120,276
MPS Group, Inc.*		19,200	271,680
NCI, Inc.*		1,600	23,600
Perot Systems Corp.*		12,500	223,375
Sabre Holdings Corp.		3,800	124,450
SYKES Enterprises, Inc.*		4,300	78,432
Syntel Inc		700	24,255
The BISYS Group, Inc.*		20,000	229,200
TNS, Inc.*		100	1,609
Total System Services, Inc.		2,700	85,995
Tyler Technologies, Inc.*		3,700	46,990
Wright Express Corp.*		300	9,099

			2,609,699

LEISURE EQUIPMENT & PRODUCTS – 0.4%
Hasbro, Inc.		4,200	120,204
Jakks Pacific, Inc.*		1,000	23,900
Mattel, Inc.		5,900	162,663
Nautilus, Inc.		2,400	37,032
RC2 Corp.*		700	28,273
Steinway Musical Instruments, Inc.		700	22,589
Sturm Ruger & Co Inc*		300	4,035

			398,696

LIFE SCIENCES TOOLS & SERVICES – 1.1%
Applera Corporation-Applied Biosystems Group		3,132	92,613
Bio-Rad Laboratories, Inc.*		500	34,920
Bruker BioSciences Corp*		3,800	39,976
Charles River Laboratories International, Inc.*		1,600	74,016
Dionex Corp.*		1,900	129,409
Invitrogen Corp*		1,700	108,205
Luminex Corp.*		200	2,744
Parexel International Corp.*		1,600	57,552
PerkinElmer, Inc.		2,700	65,394
PharmaNet Development Group, Inc.*		1,700	44,200
Varian, Inc.*		5,000	291,300
Waters Corp.*		1,700	98,600

			1,038,929

MACHINERY – 3.3%
Accuride Corp.*		1,200	17,520
AGCO Corp.*		1,300	48,061
Ampco-Pittsburgh Corp.		1,200	34,668
Astec Industries, Inc.*		400	16,100
Briggs & Stratton Corp.		1,200	37,020
Cascade Bancorp		700	41,916
Commercial Vehicle Group, Inc.*		300	6,180
Cummins, Inc.		1,100	159,192
Dynamic Materials Corp.		700	22,904
Eaton Corp.		500	41,780
Federal Signal Corp		1,700	26,384
Flow International Corp.*		500	5,370
Gardner Denver, Inc.*		4,200	146,370
Gorman-rupp Co		100	3,203
Hurco Cos Inc*		400	17,140
Kadant, Inc.*		1,100	27,896
Kaydon Corp.		5,600	238,336
Lindsay Manufacturing Co.		300	9,537
Manitowoc, Inc.		800	50,824
Middleby Corp.*		1,000	131,840
Miller Industries, Inc.*		400	8,724
Mueller Industries, Inc.		3,200	96,320
NACCO Industries, Inc.		1,200	164,892
Navistar International Corp., Inc.*		1,900	86,925
Nordson Corp.		4,700	218,362
Pall Corp		2,900	110,200
Parker-Hannifin Corp.		400	34,524
RBC Bearings, Inc.*		1,600	53,488
Robbins & Myers, Inc.		900	33,561
SPX Corp.		1,900	133,380
Sun Hydraulics, Inc.		200	5,346
Tennant Co.		1,200	37,788
Terex Corp.*		1,400	100,464
Titan International, Inc.		1,800	45,594
Toro Co.		4,900	251,076
Valmont Industries, Inc.		4,700	271,801
Wabash National Corp.		1,700	26,214
Wabtec Corp.		8,600	296,614

			3,057,514

MARINE – 0.2%
American Commercial Lines, Inc.*		1,500	47,175
Horizon Lines, Inc.		5,100	167,382

			214,557

MEDIA – 1.9%
Arbitron, Inc.		2,800	131,460
Carmike Cinemas Inc		100	2,320
Catalina Marketing Corp.		500	15,790
Citadel Broadcasting Corp.		4,300	40,893
Cox Radio, Inc.*		10,200	139,230
Cumulus Media, Inc.*		3,100	29,078

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Dreamworks Animation Skg Inc*		1,500	$45,870
Entercom Communications Corp.		800	22,544
Gemstar-tv Guide International Inc*		3,700	15,503
Harris Interactive, Inc.*		4,600	27,738
Idearc, Inc.		3,600	126,360
Journal Communications, Inc.		600	7,866
Journal Register Co.		1,400	8,344
Knology, Inc.*		1,100	17,413
Lee Enterprises, Inc.		5,200	156,260
Lin TV Corp.*		2,700	42,930
Live Nation, Inc.*		8,800	194,128
Lodgenet Entertainment Corp.*		1,600	49,152
Marvel Entertainment, Inc.*		4,600	127,650
Mediacom Communications Corp.*		6,500	52,910
Meredith Corp.		1,000	57,390
National Cinemedia, Inc.*		340	9,078
Radio One, Inc.*		1,000	6,460
RH Donnelley Corp.		400	28,356
Scholastic Corp.*		3,700	115,070
Sinclair Broadcast Group, Inc.		11,900	183,855
Tribune Co.		1,900	61,009
Westwood One, Inc.		1,300	8,931
World Wrestling Entertainment, Inc.		3,700	60,310

			1,783,898

METALS & MINING – 2.9%
AK Steel Holding Corp.*		11,300	264,307
Amerigo Resources, Ltd.	CA	20,800	44,202
Brush Engineered Materials, Inc.*		400	19,388
Castle AM Co.		300	8,808
Century Aluminum Co.*		5,370	251,746
Chaparral Steel Co.		6,000	349,020
Cleveland-Cliffs, Inc.		5,300	339,253
Commercial Metals Co.		400	12,540
Compass Minerals International, Inc .		4,400	146,960
Dynatec Corp.*	CA	1,900	5,504
Gibraltar Industries, Inc.		700	15,834
Hecla Mining Co*		15,900	144,054
Inmet Mining Corp.	CA	300	16,523
LionOre Mining International, Ltd.*	CA	3,000	50,013
Metal Management, Inc.		5,800	267,960
Pearl Exploration And Production Ltd	CA	12,106	43,577
Quanex Corp.		5,300	224,455
RTI International Metals, Inc.*		600	54,606
Schnitzer Steel Industries, Inc.		1,900	76,323
Steel Dynamics, Inc.		2,680	115,776
Steel Technologies, Inc.		100	2,958
United States Steel Corp.		1,600	158,672
Universal Stainless & Alloy*		400	18,988

			2,631,467

MULTI-UTILITIES – 0.9%
Alliant Energy Corp.		300	13,446
Avista Corp.		10,500	254,415
Black Hills Corp.		1,600	58,832
Centerpoint Energy, Inc.		7,500	134,550
CH Energy Group, Inc.		1,000	48,690
Energy East Corp.		2,200	53,592
Integrys Energy Group, Inc.		25	1,388
Nisource, Inc.		3,500	85,540
OGE Energy Corp.		900	34,920
PNM Resources, Inc.		2,300	74,290
Xcel Energy, Inc.		4,400	108,636

			868,299

MULTILINE RETAIL – 1.0%
99 Cents Only Stores*		4,900	72,177
Big Lots, Inc.*		8,600	269,008
Dillard’s, Inc.		3,035	99,336
Dollar Tree Stores, Inc.*		4,100	156,784
Family Dollar Stores, Inc.		4,300	127,366
Fred’s, Inc.		1,100	16,170
Retail Ventures, Inc.*		1,500	31,575
Saks, Inc.		5,400	112,536

			884,952

OIL, GAS & CONSUMABLE FUELS – 2.3%
Alon USA Energy, Inc.		1,300	47,060
Birchcliff Energy, Ltd.*	CA	1,100	4,227
Capitol Energy Resources, Ltd.*	CA	4,300	25,884
Celtic Exploration, Ltd.*	CA	2,600	29,092
Copano Energy Llc		800	54,784
Delek US Holdings, Inc.		500	9,565
Delphi Energy Corp.*	CA	8,500	11,428
Ember Resources, Inc.*	CA	900	1,952
Foundation Coal Holdings, Inc.		400	13,736
Frontier Oil Corp.		1,200	39,168
Galleon Energy, Inc.*	CA	2,050	30,068
General Maritime Corp.		4,000	115,520
Giant Industries, Inc.*		100	7,565
Holly Corp.		2,000	118,600
Kereco Energy Ltd*	CA	2,320	14,388
Mahalo Energy, Ltd.*	CA	6,000	19,880
Markwest Hydrocarbon, Inc.		200	12,400
Midnight Oil Exploration, Ltd.*	CA	15,100	22,920
Noble Energy, Inc.		1,100	65,615
Omi Corp.		7,900	212,194
Overseas Shipholding Group, Inc.		1,600	100,160
Paramount Resources, Ltd.*	CA	3,300	57,247
Pogo Producing Co.		1,100	52,910
ProEx Energy, Ltd.*	CA	1,200	15,769
ProspEx Resources, Ltd.*	CA	9,200	31,520
Real Resources, Inc.*	CA	1,300	11,039

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Rosetta Resources Inc*		100	$2,054
Sound Energy Trust	CA	2,300	7,740
Sunoco, Inc.		2,000	140,880
Sure Energy, Inc.*	CA	1,867	1,474
Swift Energy Co.*		300	12,531
Teekay Shipping Corp.		1,000	54,110
Tesoro Corp.		1,300	130,559
TUSK Energy Corp.*	CA	21,407	34,351
USEC, Inc.*		20,600	334,750
Vaalco Energy, Inc.*		2,000	10,360
Valero Gp Holdings Llc		200	5,550
Western Refining, Inc.		6,200	241,924

			2,100,974

PAPER & FOREST PRODUCTS – 0.3%
Bowater, Inc.		5,800	138,156
Buckeye Technologies, Inc.*		3,100	40,238
Mercer International, Inc.*		1,300	15,548
Neenah Paper, Inc.		1,200	47,688
Schweitzer-Mauduit International, Inc.		900	22,365

			263,995

PERSONAL PRODUCTS – 1.0%
Alberto Culver*		4,100	93,808
Chattem, Inc.*		4,400	259,336
Elizabeth Arden, Inc.*		1,000	21,820
Estee Lauder Cos Inc/The		2,000	97,700
Mannatech, Inc.		500	8,030
NBTY, Inc.*		3,800	201,552
Physicians Formula Holdings, Inc.*		1,500	28,320
Playtex Products, Inc.*		5,400	73,278
Prestige Brands Holdings Inc*		200	2,370
USANA Health Sciences, Inc.*		3,100	145,297

			931,511

PHARMACEUTICALS – 1.5%
Alpharma, Inc.		10,100	243,208
BioMimetic Therapeutics, Inc.*		2,200	36,388
Bradley Pharmaceuticals, Inc.*		1,900	36,461
Endo Pharmaceuticals Holding, Inc.*		100	2,940
King Pharmaceuticals, Inc.*		2,031	39,950
Kv Pharmaceutical Co*		3,400	84,082
Medicines Co*		5,100	127,908
Medicis Pharmaceutical Corp.		4,600	141,772
New River Pharmaceuticals, Inc.*		1,000	63,630
Noven Pharmaceuticals, Inc.*		2,100	48,720
Pain Therapeutics, Inc.*		2,200	17,248
Perrigo Co.		7,500	132,450
Pozen, Inc.*		2,200	32,450
Sciele Pharma, Inc.*		9,800	232,064
Viropharma, Inc.*		11,800	169,330

			1,408,601

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
CB Richard Ellis Group, Inc.*		2,800	95,704
Jones Lang LaSalle, Inc.		800	83,424
Stratus Properties Inc*		300	10,086

			189,214

REITS – 3.7%
Acadia Realty Trust		700	18,249
Agree Realty Corp.		1,500	51,210
Alexandria Real Estate Equities, Inc.		800	80,296
AMB Property Corp.		300	17,637
American Home Mortgage Investment Corp.		400	10,796
Arbor Realty Trust, Inc.		200	6,088
Ashford Hospitality Trust, Inc.		2,200	26,268
Associated Estates Realty Corp.		700	9,863
BioMed Realty Trust, Inc.		1,800	47,340
Brandywine Reality Trust		1,900	63,479
Camden Property Trust		100	7,031
Capital Trust, Inc.		400	18,228
CBL & Associates Properties, Inc.		1,300	58,292
Cedar Shopping Centers, Inc.		800	12,960
Colonial Properties Trust		1,300	59,371
Commercial Net Lease Realty		2,800	67,732
Corporate Office Properties Trust		1,200	54,816
Cousins Properties Inc		200	6,572
Crescent Real Estate Co.		1,100	22,066
Dct Industrial Trust, Inc.		3,500	41,405
DiamondRock Hospitality Co.		4,600	87,400
Digital Realty Trust, Inc.		1,800	71,820
Duke Realty Corp.		200	8,694
Eastgroup Properties, Inc.		900	45,927
Entertainment Properties Trust		900	54,225
Equity Inns, Inc.		3,000	49,140
Equity Lifestyle Properties, Inc.		300	16,203
Equity One, Inc.		2,000	53,000
Extra Space Storage, Inc.		200	3,788
Federal Realty Investment Trust		200	18,124
FelCor Lodging Trust, Inc.		1,900	49,343
First Industrial Reality Trust, Inc.		2,400	108,720
First Potomac Realty Trust		100	2,857
Franklin Street Properties Corp.		100	1,918
Friedman Billings Ramsey Group, Inc.		400	2,208

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Getty Realty Corp.		100	$2,874
Glimcher Realty Trust		900	24,318
Gramercy Capital Corp.		700	21,476
Health Care Realty Trust, Inc.		1,200	44,760
Health Care REIT, Inc.		800	35,120
Hersha Hospitality Trust		200	2,362
Highland Hospitality Corp.		2,400	42,720
Highwoods Properties, Inc.		2,100	82,929
Home Properties, Inc.		1,600	84,496
Hospitality Properties Trust		600	28,080
Hrpt Properties Trust		1,300	15,990
Inland Real Estate Corp.		3,300	60,522
Innkeepers USA Trust		1,200	19,536
Kilroy Realty Corp.		700	51,625
Kite Realty Group Trust		400	7,980
KKR Financial Corp.		2,000	54,860
LaSalle Hotel Properties		1,400	64,904
Lexington Corporate Properties Trust		2,200	46,486
Liberty Property Trust		1,000	48,720
Longview Fibre Co.		2,224	54,777
LTC Properties, Inc.		1,100	28,501
Mack California Reality Corp.		900	42,867
Maguire Properties, Inc.		1,500	53,340
Medical Properties Trust, Inc.		1,000	14,690
Mid America Apartment Communities, Inc.		1,100	61,886
National Health Investors Inc		100	3,116
Nationwide Health Properties, Inc.		3,700	115,662
Newcastle Investment Corp.		1,800	49,914
Omega Healthcare Investors, Inc.		1,700	29,155
Parkway Properties, Inc.		800	41,800
Pennsylvania Real Estate Investment		1,300	57,629
Post Properties, Inc.		1,000	45,730
PS Business Parks, Inc.		700	49,364
RAIT Investment Trust		1,000	27,940
Ramco Gershenson Properties Trust		700	24,997
Realty Income Corp.		3,700	104,340
Redwood Trust, Inc.		200	10,436
Regency Centers Corp.		100	8,355
Saul Centers, Inc.		200	11,380
Senior Housing Properties Trust		3,300	78,870
SL Green Reality Corp.		120	16,462
Sovran Self Storage, Inc.		900	49,869
Spirit Finance Corp.		4,000	59,600
Strategic Hotels & Resorts, Inc.		3,800	86,906
Sun Communities, Inc.		100	3,102
Sunstone Hotel Investors, Inc.		2,000	54,520
Tanger Factory Outlet Centers, Inc.		1,800	72,702
U-Store-It Trust		900	18,108
United Dominion Realty Trust Inc		800	24,496
Ventas, Inc.		1,100	46,343
Washington Real Estate Investment Trust		1,700	63,614
Weingarten Reality Investment		500	23,780
Winston Hotels, Inc.		800	12,024

			3,439,099

ROAD & RAIL – 1.1%
Arkansas Best Corp.		800	28,440
Avis Budget Group, Inc.*		3,800	103,816
Con-way, Inc.		1,500	74,760
Dollar Thrifty Automotive Group*		3,600	183,744
Kansas City Southern*		3,100	110,298
Laidlaw International, Inc.		3,540	122,484
PAM Transportation Services*		400	8,248
Ryder System, Inc.		600	29,604
Saia, Inc.*		1,100	26,125
Swift Transportation Co., Inc.*		8,934	278,383
Werner Enterprises, Inc.		200	3,634
YRC Worldwide, Inc.*		1,500	60,330

			1,029,866

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.9%
Actel Corp*		1,900	31,388
Advanced Energy Industries, Inc.*		9,300	195,672
Agere Systems, Inc.*		7,000	158,340
AMIS Holdings, Inc.*		7,500	82,125
Amkor Technology, Inc.*		27,000	336,960
Applied Micro Circuits Corp.*		13,700	50,005
Asyst Technologies, Inc.*		4,500	31,635
Atheros Communications, Inc.*		2,300	55,039
Atmel Corp.*		5,000	25,150
ATMI, Inc.*		6,200	189,534
Axcelis Technologies, Inc.*		5,500	42,020
Brooks Automation, Inc.*		4,100	70,315
Cirrus Logic, Inc.*		3,800	29,108
Cohu, Inc.		600	11,280
Credence Systems Corp*		2,900	9,599
Cymer, Inc.*		6,700	278,385
Exar Corp.*		1,100	14,564
Fairchild Semiconductor International, Inc.*		5,300	88,616
FEI Co.*		2,700	97,362
Hittite Microwave Corp.*		3,400	136,578
Integrated Device Technology, Inc.*		3,300	50,886
Intevac, Inc.*		2,500	65,925
Kulicke & Soffa Industries, Inc.*		5,384	49,802
LTX Corp.*		8,229	50,362

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Mattson Technology, Inc.*		1,100	$10,010
Micrel, Inc.*		20,200	222,604
MIPS Technologies, Inc.*		700	6,251
MKS Instruments, Inc.*		9,500	242,440
Novellus Systems, Inc.*		3,600	115,272
ON Semiconductor Corp.*		9,600	85,632
RF Micro Devices, Inc.*		300	1,869
Silicon Image, Inc.*		12,200	99,552
Silicon Storage Technology, Inc.*		8,000	39,440
Supertex, Inc.*		800	26,568
Teradyne, Inc.*		5,200	86,008
Tessera Technologies, Inc.*		4,800	190,752
Triquint Semiconductor, Inc.*		1,100	5,500
Varian Semiconductor Equipment, Inc.*		2,200	117,436
Veeco Instruments, Inc.*		400	7,800
Verigy Ltd*		5,600	131,432
Zoran Corp.*		5,500	93,610

			3,632,826

SOFTWARE – 4.2%
Actuate Corp.*		6,400	33,408
Advent Software, Inc.*		2,800	97,636
Altiris, Inc.*		2,000	65,820
Ansoft Corp.*		2,900	91,756
Aspen Technology, Inc.*		3,900	50,700
BEA Systems, Inc.*		1,600	18,544
Blackbaud, Inc.		8,900	217,338
BMC Software, Inc.*		4,735	145,791
Cadence Design Systems, Inc.*		6,700	141,102
Cognos, Inc.*		2,000	78,780
Compuware Corp.*		12,200	115,778
Double-take Software, Inc.*		400	5,404
Epicor Software Corp.*		1,500	20,865
Factset Research Systems, Inc.		300	18,855
Fair Issac Corp.		3,600	139,248
FalconStor Software, Inc.*		1,200	12,504
Glu Mobile Inc		680	6,800
Hyperion Solutions Corp.*		2,800	145,124
i2 Technologies, Inc.*		1,600	38,400
Interactive Intelligence, Inc.*		800	12,192
Intuit, Inc.*		1,700	46,512
Jack Henry & Associates, Inc.		2,800	67,340
JDA Software Group, Inc.*		900	13,527
Kronos, Inc.*		2,600	139,100
Magma Design Automation, Inc.*		1,200	14,352
Manhattan Associates, Inc.*		4,900	134,407
Mapinfo Corp.*		1,200	24,156
McAfee, Inc.*		4,200	122,136
Mentor Graphics Corp.*		16,600	271,244
Micros Systems, Inc.*		2,400	129,576
Microstrategy, Inc.*		2,459	310,793
Opnet Technologies, Inc.*		600	8,106
Parametric Technology Corp.*		3,800	72,542
Quality Systems, Inc.		1,700	68,000
Quest Software, Inc.*		6,800	110,636
Sonic Solutions*		200	2,820
Sourcefire, Inc.		1,100	19,393
SPSS, Inc.*		1,600	57,760
Sybase, Inc.*		4,500	113,760
Synchronoss Technologies, Inc.*		1,100	19,140
Synopsys, Inc.*		4,870	127,740
The9, Ltd.*		2,000	67,480
Tibco Software, Inc.*		33,200	282,864
Transaction Systems Architects, Inc.*		1,400	45,346
Ultimate Software Group, Inc.*		1,400	36,666
VA Software Corp.*		3,500	14,105
Vasco Data Security International*		1,800	32,166
Verint Systems, Inc.*		300	9,645
Wind River Systems, Inc.*		5,200	51,688

			3,869,045

SPECIALTY RETAIL – 5.2%
Aeropostale, Inc.*		9,600	386,208
American Eagle Outfitters, Inc.		4,250	127,458
Asbury Automotive Group, Inc.		5,900	166,675
Autonation, Inc.*		613	13,020
Autozone, Inc.*		1,100	140,954
Barnes & Noble, Inc.		2,601	102,609
Bebe Stores, Inc.		1,500	26,070
Blockbuster, Inc.*		31,400	202,216
Books-A-Million, Inc.		1,500	21,360
Brown Shoe, Inc.*		6,550	275,100
Buckle, Inc.		5,950	212,415
Cache, Inc.*		100	1,775
Casual Male Retail Group, Inc.*		4,000	47,320
Cato Corp.		2,500	58,475
Charlotte Russe Holding, Inc.*		1,210	34,933
Charming Shoppes, Inc.*		11,100	143,745
Christopher & Banks Corp.		1,101	21,436
CSK Auto Corp.*		2,900	49,880
Dick’s Sporting Goods, Inc.*		500	29,130
Dress Barn, Inc.*		10,300	214,343
DSW, Inc.*		5,700	240,597
Genesco, Inc.*		2,700	112,131
Group 1 Automotive, Inc.		1,900	75,563
Gymboree Corp.*		7,229	289,666
Haverty Furniture Cos., Inc.		1,700	23,800

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Jo-ann Stores, Inc.*		1,600	$43,600
Mens Wearhouse, Inc.		3,100	145,855
Midas, Inc.*		1,000	21,570
Office Depot, Inc.*		1,800	63,252
OfficeMax, Inc.		2,400	126,576
Payless Shoesource, Inc.*		8,083	268,356
Pep Boys-manny Moe & Jack		700	13,363
PETsMART, Inc.		300	9,888
RadioShack Corp.		4,400	118,932
Rental-A-Center, Inc.*		10,800	302,184
Ross Stores, Inc.		3,800	130,720
Sally Beauty Holdings, Inc.*		3,400	31,246
Select Comfort Corp.*		3,243	57,725
Sherwin-Williams Co/The		2,200	145,288
Shoe Carnival, Inc.*		1,700	56,610
Sonic Automotive, Inc.		5,600	159,600
Stage Stores, Inc.		2,800	65,268
Syms Corp.*		100	1,865
The Wet Seal, Inc.*		5,800	37,990
United Retail Group, Inc.*		100	1,202
West Marine, Inc.*		400	7,284

			4,825,253

TEXTILES, APPAREL & LUXURY GOODS – 1.6%
Cherokee, Inc.		400	17,224
Columbia Sportswear Co.		1,000	62,310
Deckers Outdoor Corp.*		1,300	92,326
Fossil, Inc.*		900	23,823
Hanesbrands, Inc.*		2,700	79,353
K Swiss, Inc.		200	5,404
Kellwood Co.		6,800	199,444
Liz Claiborne, Inc.		1,900	81,415
Madden Steven, Ltd.		4,100	119,720
Maidenform Brands, Inc.*		1,800	41,526
Movado Group, Inc.		1,100	32,395
Oxford Industries, Inc.		300	14,832
Perry Ellis International, Inc.*		1,300	41,587
Phillips-Van Heusen Corp.		2,000	117,600
Polo Ralph Lauren Corp		1,000	88,150
Skechers U.S.A,. Inc.*		4,800	161,136
Stride Rite Corp.		1,000	15,390
Unifirst Corp.		600	23,022
Wolverine World Wide, Inc.		9,700	277,129
Xerium Technologies, Inc.		100	802

			1,494,588

THRIFT & MORTGAGE FINANCE – 1.7%
Astoria Financial Corp.		1,900	50,521
Bank Mutual Corp.		400	4,548
Bankunited Financial Corp.		300	6,363
Citizens First Bancorp, Inc.		100	2,278
City Bank		200	6,422
Clayton Holdings, Inc.*		200	3,068
Corus Bankshares, Inc.		7,900	134,774
Downey Financial Corp.		2,400	154,896
Federal Agricultural Mortgage Corp.		700	19,040
First Federal Financial Corp.*		3,400	193,222
First Financial Corp.		300	10,380
First Niagara Financial Group, Inc.		11,100	154,401
First Public Financial Corp.		100	2,145
Flagstar Bancorp, Inc.		1,300	15,535
Franklin Bank Corp.*		300	5,361
Fremont General Corp.		1,900	13,167
ITLA Capital Corp.		100	5,202
KNBT Bancorp, Inc.		100	1,474
MAF Bancorp, Inc.		2,400	99,216
MGIC Investment Corp		1,400	82,488
Ocwen Financial Corp.*		8,400	108,108
PFF Bancorp, Inc.		2,100	63,693
PMI Group, Inc.		2,500	113,050
Provident Financial Services		2,700	47,115
Radian Group, Inc.		1,600	87,808
TierOne Corp.		900	24,336
Triad Guaranty, Inc.*		1,100	45,551
Washington Federal, Inc.		1,000	23,460
Webster Financial Corp.		500	24,005
Westfield Financial, Inc.		700	7,504
WSFS Financial Corp.		400	25,792

			1,534,923

TOBACCO – 0.5%
Alliance One International Inc*		600	5,538
Loews Corp.		1,800	136,098
M&F Worldwide Corp*		300	14,283
Universal Corp.		2,200	134,970
UST, Inc.		3,000	173,940

			464,829

TRADING COMPANIES & DISTRIBUTORS – 0.6%
Applied Industrial Technologies, Inc.		6,950	170,553
BlueLinx Holdings, Inc.		1,800	18,900
Houston Wire & Cable Co*		900	25,218
Interline Brands, Inc.*		1,000	21,920
Kaman Corp.		900	20,979
Rush Enterprises, Inc.*		600	11,526
Tal International Group Inc		100	2,400
UAP Holding Corp.		6,200	160,270
WW Grainger, Inc.		1,700	131,308

			563,074

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
Cellcom Israel Ltd*		3,340	60,922
Centennial Bank Holdings, Inc.*		1,400	11,522
Dobson Communications Corp.*		14,100	121,119
Telephone & Data Systems, Inc.		2,400	143,088

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
USA Mobility, Inc.		2,000	39,860

			376,511

Total Common Stocks
(cost $80,602,703)			90,233,832

	Principal Amount (000)	Value
SHORT TERM INVESTMENT – 2.6%

REPURCHASE AGREEMENT – 2.6%
State Street Bank and Trust Company 2.500%, 04/02/07 (collateralized by $2,530,000, U.S. Treasury Bond, 4.250%, 08/15/15, with a value of $2,477,546, total to be received $2,427,506) (amortized cost $2,427,000)	$2,427	$2,427,000

TOTAL INVESTMENTS – 100.3%
(cost $83,029,703)		92,660,832
Liabilities in excess of other assets – (0.3)%		(274,645)

NET ASSETS – 100.0%		$92,386,187

*	Non-income producing security
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007 these securities amounted to $9,071, representing 0.01% of net assets

CA = Canada

SC FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 97.5%

AEROSPACE & DEFENSE – 3.3%
BE Aerospace, Inc.*	1,200	$38,040
Precision Castparts Corp.	1,000	104,050

		142,090

AIRLINES – 3.0%
AMR Corp.*	1,980	60,291
US Airways Group, Inc.*	1,530	69,584

		129,875

BEVERAGES – 2.3%
Molson Coors Brewing Co.	1,070	101,243

BIOTECHNOLOGY – 8.9%
Amgen, Inc.*	790	44,145
Amylin Pharmaceuticals, Inc.*	1,940	72,478
Biogen Idec, Inc.*	2,280	101,187
Celgene Corp.*	730	38,296
Genentech, Inc.*	860	70,623
Gilead Sciences, Inc.*	750	57,375

		384,104

CAPITAL MARKETS – 4.0%
Merrill Lynch & Co., Inc.	320	26,135
Morgan Stanley	250	19,690
The Goldman Sachs Group, Inc.	610	126,044

		171,869

COMMERCIAL BANKS – 1.3%
PNC Financial Services Group, Inc.	787	56,640

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Cenveo, Inc.*	500	12,150
Teletech Holdings, Inc.*	500	18,345

		30,495

COMMUNICATIONS EQUIPMENT – 2.3%
Cisco Systems, Inc.*	2,360	60,251
Corning, Inc.*	1,820	41,387

		101,638

COMPUTERS & PERIPHERALS – 12.1%
Apple Computer, Inc.*	2,030	188,607
Brocade Communications Systems, Inc.*	9,400	89,488
Hewlett-Packard Co.	2,850	114,399
Seagate Technology	2,010	46,833
Sun Microsystems, Inc.*	3,270	19,653
Western Digital Corp.*	3,860	64,887

		523,867

DIVERSIFIED FINANCIAL SERVICES – 1.1%
Chicago Mercantile Exchange Holdings, Inc.	90	47,921

ELECTRICAL EQUIPMENT – 3.2%
Belden CDT, Inc.	660	35,369
Energy Conversion Devices, Inc.*	2,910	101,676

		137,045

ENERGY EQUIPMENT & SERVICES – 2.3%
National-Oilwell, Inc.*	1,300	101,127

FOOD & STAPLES RETAILING – 1.7%
CVS Corp.	500	17,070
Kroger Co./ the	400	11,300
Wal-Mart Stores, Inc.	920	43,194

		71,564

FOOD PRODUCTS – 1.1%
Archer-Daniels-Midland Co.	510	18,717
Corn Products International, Inc.	560	19,930
Kellogg Co.	200	10,286

		48,933

HEALTH CARE EQUIPMENT & SUPPLIES – 0.5%
Hologic, Inc.*	400	23,056

HEALTH CARE PROVIDERS & SERVICES – 1.1%
UnitedHealth Group, Inc.	920	48,732

HOTELS RESTAURANTS & LEISURE – 1.2%
Las Vegas Sands Corp.*	600	51,966

HOUSEHOLD DURABLES – 5.8%
D.R.Horton, Inc.	2,260	49,720
KB Home	1,970	84,060
Lennar Corp.	1,560	65,848
Ryland Group, Inc.	1,180	49,784

		249,412

HOUSEHOLD PRODUCTS – 0.4%
The Procter & Gamble Co.	250	15,790

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.9%
AES Corp.*	1,720	37,014

INSURANCE – 1.6%
HCC Insurance Holdings, Inc.	1,400	43,120
The Chubb Corp.	470	24,285

		67,405

IT SERVICES – 0.8%
Cognizant Technology Solutions Corp., Class A*	410	36,191

LIFE SCIENCES TOOLS & SERVICES – 3.1%
Pharmaceutical Product Development, Inc.	1,550	52,220
Thermo Electron Corp.*	1,770	82,747

		134,967

MACHINERY – 3.8%
Joy Global, Inc.	1,210	51,909
Manitowoc, Inc.	1,290	81,954
Terex Corp.*	450	32,292

		166,155

MEDIA – 0.6%
News Corp., Class A	1,090	25,201

METALS & MINING – 4.8%
Allegheny Technologies, Inc.	1,362	145,312
RTI International Metals, Inc.*	300	27,303

1

SC FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Titanium Metals Corp.*	1,000	$35,880

		208,495

MULTI-UTILITIES – 0.4%
Public Service Enterprise Group, Inc.	230	19,099

MULTILINE RETAIL – 3.2%
JC Penney Co., Inc.	900	73,944
Nordstrom, Inc.	1,250	66,175

		140,119

OIL, GAS & CONSUMABLE FUELS – 2.3%
Exxon Mobil Corp.	510	38,480
Pioneer Natural Resources Co.	530	22,848
Southwestern Energy Co.*	460	18,851
Tesoro Corp.	210	21,090

		101,269

PHARMACEUTICALS – 1.9%
Johnson & Johnson	680	40,977
Merck & Co., Inc.	900	39,753

		80,730

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 8.8%
Applied Materials, Inc.	4,500	82,440
Cymer, Inc.*	2,020	83,931
Intersil Holding Corp.	593	15,709
LSI Logic Corp.*	6,000	62,640
MEMC Electronic Materials, Inc.*	2,250	136,305

		381,025

SOFTWARE – 2.7%
Microsoft Corp.	2,350	65,494
Oracle Corp.*	2,850	51,671

		117,165

SPECIALTY RETAIL – 1.4%
Guess, Inc.	200	8,098
Mens Wearhouse, Inc.	690	32,464
OfficeMax, Inc.	400	21,096

		61,658

TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Nike, Inc.	310	32,941

TOBACCO – 2.9%
Altria Group, Inc.	910	79,907
Loews Corp.	630	47,634

		127,541

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
Nii Holdings, Inc.*	730	54,151

Total Common Stocks
(cost $4,166,409)		4,228,493

	Principal Amount (000)	Value
SHORT TERM INVESTMENT – 2.1%
REPURCHASE AGREEMENT – 2.1%
State Street Bank and Trust Company 2.500%, 4/2/07 (collateralized by $95,000 Federal Home Loan Bank, 4.375%, 09/17/10, with a value of $93,673 total to be received $92,019)	92	$92,000

TOTAL INVESTMENTS – 99.6%
(cost $4,258,409)		4,320,493
Other assets less liabilities – 0.4%		15,357

NET ASSETS – 100.0%		$4,335,850

*	Non-income producing security

2

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCKS – 99.5%
AEROSPACE & DEFENSE – 2.4%
Precision Castparts Corp.		11,700	$1,217,385
Rockwell Collins, Inc.		14,700	983,871

			2,201,256

AIR FREIGHT & LOGISTICS – 1.1%
CH Robinson Worldwide, Inc.		13,500	644,625
Expeditors International of Washington, Inc.		9,000	371,880

			1,016,505

AUTO COMPONENTS – 1.7%
BorgWarner, Inc.		9,300	701,406
TRW Automotive Holdings Corp.*		25,900	901,838

			1,603,244

BIOTECHNOLOGY – 2.5%
Amylin Pharmaceuticals, Inc.*		20,500	765,880
Cephalon, Inc.*		12,200	868,762
Millennium Pharmaceuticals, Inc.*		45,500	516,880
Vertex Pharmaceuticals, Inc.*		8,200	229,928

			2,381,450

BUILDING PRODUCTS – 1.5%
American Standard Cos., Inc.		26,900	1,426,238

CAPITAL MARKETS – 5.1%
Aberdeen Asset Management PLC	GB	199,289	853,232
Blackrock, Inc.		3,000	468,930
E*Trade Financial Corp.*		38,300	812,726
State Street Corp.		18,400	1,191,400
T Rowe Price Group, Inc.		29,700	1,401,543

			4,727,831

CHEMICALS – 1.0%
Potash Corp.		5,700	911,601

COMMERCIAL BANKS – 1.5%
Commerce Bancorp, Inc.		13,000	433,940
UCBH Holdings, Inc.		53,100	988,722

			1,422,662

COMMERCIAL SERVICES & SUPPLIES – 8.2%
Allied Waste Industries, Inc.*		61,100	769,249
American Reprographics Co.*		9,900	304,821
Equifax, Inc.		42,200	1,538,190
Manpower, Inc.		22,400	1,652,448
Monster Worldwide, Inc.*		24,400	1,155,828
Republic Services, Inc.		53,700	1,493,934
Robert Half International, Inc.		20,700	766,107

			7,680,577

COMMUNICATIONS EQUIPMENT – 0.7%
Sonus Networks, Inc.*		81,200	655,284

COMPUTERS & PERIPHERALS – 1.7%
Network Appliance, Inc.*		42,900	1,566,708

CONSTRUCTION & ENGINEERING – 2.7%
Fluor Corp.		12,300	1,103,556
Foster Wheeler, Ltd.*		24,600	1,436,394

			2,539,950

DIVERSIFIED CONSUMER SERVICES – 2.5%
Apollo Group, Inc. Class A*		14,300	627,770
ITT Educational Services, Inc.*		8,400	684,516
Strayer Education, Inc.		3,562	445,250
Weight Watchers International, Inc.		12,600	580,734

			2,338,270

DIVERSIFIED FINANCIAL SERVICES – 0.8%
Hong Kong Exchanges and Clearing, Ltd.	HK	74,500	724,615

ELECTRIC UTILITIES – 1.6%
Northeast Utilities		46,100	1,510,697

ELECTRICAL EQUIPMENT – 0.9%
Roper Industries, Inc.		9,900	543,312
Suntech Power Holdings Co., Ltd.*		7,800	269,958

			813,270

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.0%
Kingboard Chemical Holdings Ltd	HK	10,500	44,076

ENERGY EQUIPMENT & SERVICES – 1.7%
GlobalSantaFe Corp.		26,200	1,616,016

FOOD & STAPLES RETAILING – 2.2%
SUPERVALU, Inc.		53,600	2,094,152

FOOD PRODUCTS – 0.9%
Tyson Foods, Inc.		43,700	848,217

HEALTH CARE EQUIPMENT & SUPPLIES – 4.3%
Beckman Coulter, Inc.		21,200	1,354,468
Cytyc Corp.*		26,900	920,249
Dade Behring Holdings, Inc.		19,100	837,535
Respironics, Inc.*		4,600	193,154
St. Jude Medical, Inc.*		19,400	729,634

			4,035,040

HEALTH CARE PROVIDERS & SERVICES – 4.2%
Health Net, Inc.*		13,700	737,197
Manor Care, Inc.		28,700	1,560,132
Patterson Cos., Inc.*		21,600	766,584
Universal Health Services, Inc.		15,800	904,708

			3,968,621

1

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
HOUSEHOLD DURABLES – 1.1%
Newell Rubbermaid, Inc.		33,800	$1,050,842

HOUSEHOLD PRODUCTS – 1.3%
Clorox Co.		18,900	1,203,741

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.6%
NRG Energy, Inc.*		20,300	1,462,412

INSURANCE – 3.9%
Ambac Financial Group, Inc.		14,900	1,287,211
Assurant, Inc.		14,600	782,998
Everest Re Group, Ltd.		6,700	644,339
UnumProvident Corp.		42,400	976,472

			3,691,020

IT SERVICES – 3.9%
Alliance Data Systems Corp.*		16,700	1,029,054
Cognizant Technology Solutions Corp., Class A*		10,800	953,316
Moneygram International, Inc.		39,900	1,107,624
The BISYS Group, Inc.*		50,500	578,730

			3,668,724

LEISURE EQUIPMENT & PRODUCTS – 0.6%
Pool Corp.		14,400	515,520

LIFE SCIENCES TOOLS & SERVICES – 1.1%
Charles River Laboratories International, Inc.*		21,800	1,008,468

MACHINERY – 1.8%
Oshkosh Truck Corp.		16,300	863,900
Paccar, Inc.		7,175	526,645
Toro Co.		5,500	281,820

			1,672,365

MEDIA – 1.7%
Cablevision Systems Corp., Class A*		33,000	1,004,190
Focus Media Holding, Ltd.*		7,482	587,038

			1,591,228

METALS & MINING – 0.9%
Teck Cominco, Ltd.		12,600	876,960

MULTI-UTILITIES – 0.7%
PNM Resources, Inc.		19,100	616,930

MULTILINE RETAIL – 0.7%
Saks, Inc.		30,900	643,956

OIL, GAS & CONSUMABLE FUELS – 5.8%
Cameco Corp.		39,500	1,617,130
Murphy Oil Corp.		13,500	720,900
Noble Energy, Inc.		14,600	870,890
Peabody Energy Corp.		18,300	736,392
Southwestern Energy Co.*		12,300	504,054
Western Oil Sands, Inc.*	CA	34,600	1,023,384

			5,472,750

PHARMACEUTICALS – 3.0%
Barr Pharmaceuticals, Inc.*		26,000	1,205,100
Eisai Co., Ltd.	JP	15,100	725,684
Shionogi & Co.	JP	51,000	919,661

			2,850,445

REITS – 0.8%
Host Hotels & Resorts, Inc.		28,461	748,809

ROAD & RAIL – 2.2%
JB Hunt Transport Services, Inc.		41,400	1,086,336
Landstar Systems, Inc.		22,000	1,008,480

			2,094,816

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.3%
Altera Corp.*		73,800	1,475,262
Kla-Tencor Corp.		25,500	1,359,660
Lam Research Corp.*		10,200	482,868
Linear Technology Corp.		21,500	679,185
MEMC Electronic Materials, Inc.*		15,800	957,164

			4,954,139

SOFTWARE – 3.6%
Activision, Inc.*		68,400	1,295,496
Autodesk, Inc.*		22,700	853,520
Cadence Design Systems, Inc.*		59,600	1,255,176

			3,404,192

SPECIALTY RETAIL – 6.1%
Abercrombie & Fitch Co. Class A		21,100	1,596,848
American Eagle Outfitters, Inc.		10,200	305,898
CarMax, Inc.*		29,400	721,476
Childrens Place Retail Stores, Inc.*		4,900	273,224
O’Reilly Automotive, Inc.*		14,000	463,400
PETsMART, Inc.		37,400	1,232,704
Tiffany & Co.		24,000	1,091,520

			5,685,070

TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Gildan Activewear, Inc.*		11,800	694,430
Peace Mark Holdings Ltd	HK	34,000	37,813

			732,243

THRIFT & MORTGAGE FINANCE – 0.9%
Webster Financial Corp.		17,000	816,170

TRADING COMPANIES & DISTRIBUTORS – 0.5%
Fastenal Co.		13,400	469,670

WIRELESS TELECOMMUNICATION SERVICES – 2.0%
American Tower Corp. Class A*		33,700	1,312,615

2

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Nii Holdings, Inc.*		6,900	$511,842

			1,824,457

Total Common Stocks
(cost $77,844,408)			93,181,207

	Principal Amount (000)
SHORT TERM INVESTMENT – 1.0%

REPURCHASE AGREEMENT – 1.0%
State Street Bank and Trust Company 4.900%, 04/02/07 (collateralized by $995,000 Federal Home Loan Bank, 4.375%, 09/17/10, with a value of $983,201 total to be received $960,392) (amortized cost $960,000)	$960	960,000

TOTAL INVESTMENTS – 100.5%
(cost $78,804,408)		94,141,207
Liabilities in excess of other assets – (0.5)%		(486,687)

NET ASSETS – 100.0%		$93,654,520

*	Non-income producing security

CA = Canada

GB = Great Britain

HK = Hong Kong

JP = Japan

3

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in open-end mutual funds are valued at their net asset value as reported by the investment company.

Federal Income Tax Cost

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at March 31, 2007 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)		Net Unrealized Appreciation/ (Depreciation)
All Cap Fund	$11,569,096	$1,244,423	$(82,682)		$1,161,741
Investment Grade Bond Fund	59,673,421	774,892	(997,292)		(222,400)
Money Market Fund	123,720,215	—	—		—
Real Estate Fund	182,936,933	59,543,106	(279,052)		59,264,054
Davis Venture Value Fund	42,653,653	18,804,774	(433,756)		18,371,018
Oppenheimer Main Street Small Cap Fund FI Large Cap Growth Fund	83,029,703 4,258,409	11,899,902 207,478	(2,268,773 (145,394	) )	9,631,129 62,084
Blue Chip Mid Cap Fund	78,804,408	16,441,622	(1,104,823)		15,336,799

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

Item 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended March 31, 2007 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President

Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)

Date: May 22, 2007

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date: May 22, 2007

*	Print name and title of each signing officer under his or her signature.